UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Brian C. Janssen

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Annual report for the year ended August 31, 2022

Invest with the
goal of income
and stability

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–8.83%	0.64%	0.87%
Class A shares (reflecting 2.50% maximum sales charge)	–11.34	–0.13	0.36

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.34% for Class F-2 shares and 0.63% for Class A shares as of the prospectus dated November 1, 2022 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of August 31, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.58%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 2.04%. The 30-day yield for Class A shares as of August 31, 2022, was 4.18%. The distribution rate for Class A shares as of that date was 1.69%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

5	Investment portfolio

34	Financial statements

59	Board of trustees and other officers

Fellow investors:

Soaring inflation, tightening monetary policy and fears of recession weighed heavily on financial markets during Intermediate Bond Fund of America’s latest fiscal year. Government bond yields rose sharply, and investment-grade corporate bond spreads reached their widest levels since mid-2020, while U.S. stocks posted double-digit declines. For the 12 months ended August 31, 2022, Class F-2 shares of the fund returned –6.18%.

By comparison, the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, lost 6.89%. The fund’s secondary benchmark, the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index, which better fits its investing approach, returned –7.70%. The Lipper Short-Intermediate Investment Grade Debt Funds Average fell 6.18%. Results for other time periods are shown in the table below.

Investors who reinvested monthly dividends totaling about 26 cents a share earned an income return of 1.89% over the past 12 months. For those who took their dividends in cash, the figure was 1.87%. The fund’s share price fell to $12.75 from $13.86.

Bond market overview

Bonds across the risk spectrum posted negative returns for the 12 months ended in August. U.S. Treasury securities lost ground as the U.S. Federal Reserve began an aggressive sequence of monetary tightening that drove interest rates up across the yield curve. Yields on short-term Treasury bills rose the most, causing a yield curve inversion that is often seen as a harbinger of recession. Investment-grade and high-yield corporate bonds

Results at a glance

for periods ended August 31, 2022, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (Since Class A inception)

Intermediate Bond Fund of America (Class F-2 shares)[1]	–6.18%	1.20%	1.21%	4.39%
Intermediate Bond Fund of America (Class A shares)[2]	–6.45	0.93	0.96	4.14
Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index[3,4]	–6.89	0.72	1.02	4.67
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index[4,5]	–7.70	0.69	1.18	—
Lipper Short-Intermediate Investment Grade Debt Funds Average[6]	–6.18	0.82	1.10	4.66

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Lifetime returns for Class A shares are as of their inception on February 19, 1988.
[3]	Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Source: Bloomberg Index Services Ltd.
[4]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[5]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index is a blended index consisting of 75% Bloomberg Government Credit 1-7 Years ex BBB Index (defined in the previous footnote) and 25% Bloomberg U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Ltd.
[6]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper.

Intermediate Bond Fund of America	1

also declined as concerns about a weaker global economy pushed up credit spreads — the premium investors are paid for taking on credit risk compared to owning government securities — to mid-2020 levels. U.S. gross domestic product contracted in the first two quarters of 2022, even as the job market remained exceptionally strong.

The headline Consumer Price Index (CPI) reached a 40-year high of 9.1% in June, up from 5.3% at the beginning of the fund’s fiscal year — itself near a 13-year high. Starting in March, the Fed raised its key policy rate four times for a total of 225 basis points from the near-zero level it had maintained since the onset of the COVID-19 pandemic. With inflation soaring, Treasury Inflation-Protected Securities (TIPS), a subset of Treasuries pegged to the CPI, lost considerably less ground than the broader Treasury market. The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index1 fell 5.98% for the 12 months ended in August 2022, while the Bloomberg U.S. Treasury Index2 fell 10.80%.

Riskier parts of the fixed income market, including corporate bonds, also weakened. Within the corporate bond sector, high-yield bonds (BB/Ba and below) suffered less than investment-grade bonds (BBB/Baa and above). The Bloomberg U.S. Corporate High Yield Index3 fell 10.60%, while the Bloomberg U.S. Corporate Investment Grade Index4 declined 14.91%. Concerns about a softening economic outlook drove credit spreads to a peak in early July before moderating around fiscal year-end as investors anticipated that the Fed might lower rates to counter a recession in 2023. Corporate bond issuance nearly matched the strong levels of the prior fiscal year as companies rushed to tap the market before borrowing costs rose further.

Inside the portfolio

During the fiscal year, the fund remained focused on lower risk investments such as U.S. Treasuries, mortgage-backed securities and investment-grade corporate bonds that aim to provide stability to an overall portfolio. The sharp rise of interest rates during the period posed a distinct challenge to the fund’s capital preservation objective, even as it supported the goal of generating income.

Portfolio managers positioned the fund conservatively by emphasizing shorter duration instruments that are less reactive to interest rate fluctuations. This shorter duration positioning was the most significant contributor to results relative to the benchmark index over the year, particularly in U.S. Treasury holdings. Treasuries make up about one-quarter of the fund’s fixed income holdings, a smaller weighting than in the index.

From a sector selection standpoint, TIPS, which are not a component of the benchmark, had a positive impact on relative returns as inflation reached multi-decade highs. Portfolio managers emphasized shorter duration TIPS that tend to react more immediately to changes in current inflation, whereas longer duration TIPS tend to respond to changes in inflation expectations that can take more time to play out.

Securitized assets contributed to relative returns, helped by shorter duration positioning. A less-than-benchmark exposure to mortgage-backed securities was the main contributor within this asset class. Managers’ allocations to asset-backed securities tied to interest-rate-sensitive segments such as auto and student loans lagged somewhat.

The fund’s holdings of investment-grade corporate bonds had a modest positive effect on relative returns in terms of sector selection, even as a more uncertain economic outlook posed challenges to the sector. The fund and the benchmark maintained roughly equal weightings to corporate bonds.

To manage duration and curve positioning, the fund used both cash bonds and derivatives such as interest rate swaps and futures. These derivatives are used primarily as a price-efficient way to shift interest rate exposure to varying maturities along the Treasury yield curve based on managers’ investment convictions.

Looking ahead

The trajectory of inflation is a central focus for the fund’s managers. Given significant uncertainty, managers are prioritizing protecting the fund against a protracted rate-hiking cycle from the Federal Reserve. They believe there are some structural elements driving higher inflation such as inventory management challenges and geopolitical tensions that could make inflation more persistent than market participants appear to be pricing in. At the same time, they

[1]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[2]	The Bloomberg U.S. Treasury Index includes public obligations of the U.S. Treasury, i.e. U.S. government bonds. Certain Treasury bills are excluded by a maturity constraint. In addition, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded.
[3]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.
[4]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

2	Intermediate Bond Fund of America

consider a scenario where the Fed may feel pressure to slow the pace of monetary tightening if higher interest rates trigger an economic downturn and rising unemployment. Consequently, they are maintaining a conservative stance consistent with the stabilizing role that the fund is meant to play in an overall portfolio.

While higher interest rates are positive to the extent that they generate current income from the fund’s holdings, they are a double-edged sword given the negative impact on fixed income asset values when they rise. Therefore, managers expect to continue emphasizing shorter duration and high credit quality to limit the fund’s exposure to volatility.

Managers are taking a cautious approach to corporate credit given the possibility that Fed tightening could hasten a recession. Still, they are finding idiosyncratic opportunities in areas including pharmaceuticals, telecommunications, technology, and utilities. In the event of a recession, they believe shorter duration investments in corporate bonds will experience relatively less price volatility, while the investment-grade credit quality makes it more likely that the issuers will meet higher coupon payments until the bonds mature. They are also employing deep credit research to find opportunities in commercial mortgage-backed securities outside of the hard-hit office segment, and among select vintages of asset-backed securities.

Finally, managers expect to continue investing in shorter duration TIPS. These instruments carry yields well below the rate of inflation, suggesting there is room for them to be priced more attractively if inflation expectations continue to rise.

In this challenging time, Intermediate Bond Fund of America will maintain its mission to provide ballast to investors’ portfolios when volatility hits. We appreciate your support and trust in our portfolio management team.

Sincerely,

John R. Queen

President

October 11, 2022

For current information about the fund, visit capitalgroup.com.

Intermediate Bond Fund of America	3

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for the period February 19, 1988, to August 31, 2022, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment1; thus, the net amount invested was $9,7502. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 4.75% prior to January 10, 2000, and 3.75% from that date until October 31, 2006.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[4]	Results of the Lipper Short-Intermediate Investment Grade Debt Funds Average do not reflect any sales charges. Lipper Source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	For the period February 19, 1988, commencement of operations, through August 31, 1988.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2022)

	1 year	5 years	10 years

Class F-2 shares	–6.18%	1.20%	1.21%
Class A shares*	–8.82	0.41	0.70

*	Assumes payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower.

4	Intermediate Bond Fund of America

Investment portfolio August 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	31.10%
AAA/Aaa	41.36
AA/Aa	6.69
A/A	11.43
BBB/Baa	7.99
Other	.02
Short-term securities & other assets less liabilities	1.41
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.58%	Principal amount (000)			Value (000)
Mortgage-backed obligations 33.05%
Federal agency mortgage-backed obligations 25.09%
Fannie Mae Pool #458079 9.00% 2026[1]	USD	3		$3
Fannie Mae Pool #MA2973 3.00% 2027[1]		2		2
Fannie Mae Pool #AJ3916 3.00% 2027[1]		—	[2]	—	[2]
Fannie Mae Pool #AU6794 3.00% 2028[1]		14		13
Fannie Mae Pool #AU6682 3.00% 2028[1]		3		2
Fannie Mae Pool #AW4349 3.00% 2029[1]		3		2
Fannie Mae Pool #AY2719 3.00% 2030[1]		167		163
Fannie Mae Pool #AZ0554 3.50% 2030[1]		94		92
Fannie Mae Pool #AY1948 3.50% 2030[1]		76		75
Fannie Mae Pool #BM3501 3.00% 2032[1]		246		241
Fannie Mae Pool #BJ9182 3.00% 2033[1]		1,044		1,015
Fannie Mae Pool #BN3184 3.00% 2033[1]		308		299
Fannie Mae Pool #BJ6880 3.00% 2033[1]		24		23
Fannie Mae Pool #MA3463 4.00% 2033[1]		10,686		10,686
Fannie Mae Pool #695412 5.00% 2033[1]		4		4
Fannie Mae Pool #BK0499 3.00% 2034[1]		71		69
Fannie Mae Pool #BN1087 4.00% 2034[1]		11		11
Fannie Mae Pool #AD3566 5.00% 2035[1]		47		48
Fannie Mae Pool #888698 7.00% 2037[1]		17		18
Fannie Mae Pool #AC0794 5.00% 2039[1]		151		158
Fannie Mae Pool #931768 5.00% 2039[1]		42		44
Fannie Mae Pool #932606 5.00% 2040[1]		66		68
Fannie Mae Pool #AB1084 5.50% 2040[1]		107		109
Fannie Mae Pool #MA4501 2.00% 2041[1]		25,577		22,548
Fannie Mae Pool #MA4387 2.00% 2041[1]		12,927		11,429
Fannie Mae Pool #AJ1873 4.00% 2041[1]		253		254
Fannie Mae Pool #AE1248 5.00% 2041[1]		269		280
Fannie Mae Pool #AE1277 5.00% 2041[1]		137		143

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1283 5.00% 2041[1]	USD	74	$76
Fannie Mae Pool #FS0305 1.50% 2042[1]		43,011	36,431
Fannie Mae Pool #MA4540 2.00% 2042[1]		5,965	5,259
Fannie Mae Pool #MA4570 2.00% 2042[1]		5,628	4,961
Fannie Mae Pool #MA4586 2.00% 2042[1]		1,916	1,692
Fannie Mae Pool #AE1290 5.00% 2042[1]		134	139
Fannie Mae Pool #AL3829 3.50% 2043[1]		1,735	1,695
Fannie Mae Pool #AT7161 3.50% 2043[1]		644	627
Fannie Mae Pool #AR1512 3.50% 2043[1]		403	394
Fannie Mae Pool #AT0412 3.50% 2043[1]		188	183
Fannie Mae Pool #AT3954 3.50% 2043[1]		78	77
Fannie Mae Pool #AT0300 3.50% 2043[1]		67	65
Fannie Mae Pool #AY1829 3.50% 2044[1]		75	73
Fannie Mae Pool #AX8521 3.50% 2044[1]		57	55
Fannie Mae Pool #BE5017 3.50% 2045[1]		906	879
Fannie Mae Pool #BE5009 3.50% 2045[1]		112	109
Fannie Mae Pool #AS8310 3.00% 2046[1]		1,363	1,287
Fannie Mae Pool #BM1179 3.00% 2047[1]		1,690	1,596
Fannie Mae Pool #AS8583 3.50% 2047[1]		20,238	19,607
Fannie Mae Pool #BE8740 3.50% 2047[1]		848	821
Fannie Mae Pool #BE8742 3.50% 2047[1]		239	233
Fannie Mae Pool #BH2846 3.50% 2047[1]		109	106
Fannie Mae Pool #BH2848 3.50% 2047[1]		98	95
Fannie Mae Pool #BH2847 3.50% 2047[1]		75	72
Fannie Mae Pool #BJ5015 4.00% 2047[1]		1,556	1,546
Fannie Mae Pool #BH3122 4.00% 2047[1]		50	49
Fannie Mae Pool #BM3788 3.50% 2048[1]		33,469	32,389
Fannie Mae Pool #BJ4901 3.50% 2048[1]		642	621
Fannie Mae Pool #BK6840 4.00% 2048[1]		1,059	1,052
Fannie Mae Pool #BK5232 4.00% 2048[1]		782	777
Fannie Mae Pool #CA2850 4.00% 2048[1]		409	408
Fannie Mae Pool #BK9743 4.00% 2048[1]		302	300
Fannie Mae Pool #BK9761 4.50% 2048[1]		151	154
Fannie Mae Pool #BK4873 5.00% 2048[1]		506	512
Fannie Mae Pool #CA4151 3.50% 2049[1]		8,598	8,316
Fannie Mae Pool #FM1062 3.50% 2049[1]		6,402	6,190
Fannie Mae Pool #FM1443 3.50% 2049[1]		4,770	4,591
Fannie Mae Pool #BJ8411 3.50% 2049[1]		1,670	1,608
Fannie Mae Pool #BF0320 5.50% 2049[1]		2,621	2,801
Fannie Mae Pool #CA7599 2.50% 2050[1]		6,458	5,833
Fannie Mae Pool #CA5333 3.00% 2050[1]		58,050	54,232
Fannie Mae Pool #CA5731 3.00% 2050[1]		49,773	46,293
Fannie Mae Pool #CA5338 3.00% 2050[1]		24,541	22,838
Fannie Mae Pool #CA8046 3.00% 2050[1]		6,311	5,926
Fannie Mae Pool #FM2664 3.50% 2050[1]		6,062	5,831
Fannie Mae Pool #FS0433 2.50% 2051[1]		30,843	27,923
Fannie Mae Pool #CA8828 2.50% 2051[1]		20,749	18,712
Fannie Mae Pool #CB2319 2.50% 2051[1]		15,647	14,074
Fannie Mae Pool #CB2375 2.50% 2051[1]		15,303	13,756
Fannie Mae Pool #FM9492 2.50% 2051[1]		9,629	8,676
Fannie Mae Pool #CB2372 2.50% 2051[1]		7,488	6,749
Fannie Mae Pool #CB2371 2.50% 2051[1]		6,562	5,912
Fannie Mae Pool #BT9510 2.50% 2051[1]		5,878	5,292
Fannie Mae Pool #BT9483 2.50% 2051[1]		5,884	5,289
Fannie Mae Pool #FM9804 2.50% 2051[1]		5,156	4,649
Fannie Mae Pool #FM9694 2.50% 2051[1]		4,782	4,314
Fannie Mae Pool #CB0457 2.50% 2051[1]		4,003	3,583
Fannie Mae Pool #CB0041 3.00% 2051[1]		24,205	22,685
Fannie Mae Pool #FM9632 3.00% 2051[1]		11,041	10,302
Fannie Mae Pool #FM9976 3.00% 2051[1]		7,116	6,696
Fannie Mae Pool #FM9631 3.00% 2051[1]		4,651	4,341
Fannie Mae Pool #CB2292 3.00% 2051[1]		1,362	1,277
Fannie Mae Pool #CB2293 3.00% 2051[1]		1,366	1,275
Fannie Mae Pool #CB2544 3.00% 2052[1]		14,122	13,158
Fannie Mae Pool #FS0647 3.00% 2052[1]		5,444	5,110
Fannie Mae Pool #BF0379 3.50% 2059[1]		14,668	14,113
Fannie Mae Pool #BF0497 3.00% 2060[1]		11,718	10,871

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0481 3.50% 2060[1]	USD	10,450		$10,056
Fannie Mae Pool #BF0480 3.50% 2060[1]		6,632		6,419
Fannie Mae Pool #BF0548 3.00% 2061[1]		16,511		15,285
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[1]		96		106
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]		40		42
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[1]		185		204
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]		1,135		1,130
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]		40		39
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 2023[1,3]		1,375		1,363
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.591% 2024[1,3]		1,521		1,493
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[1,3]		2,944		2,882
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.656% 2024[1,3]		1,880		1,834
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]		86		86
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]		2,155		2,102
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]		3,340		3,270
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]		225		224
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]		273		271
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.06% 2027[1,3]		10,475		10,191
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.169% 2027[1,3]		9,018		8,751
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[1]		945		914
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[1]		157		140
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[1]		505		442
Freddie Mac Pool #ZK7590 3.00% 2029[1]		1,589		1,556
Freddie Mac Pool #ZS8526 3.00% 2029[1]		33		33
Freddie Mac Pool #QN1073 3.00% 2034[1]		94		91
Freddie Mac Pool #RB5138 2.00% 2041[1]		21,392		18,858
Freddie Mac Pool #QK1181 2.00% 2041[1]		1,468		1,297
Freddie Mac Pool #RB5148 2.00% 2042[1]		27,549		24,286
Freddie Mac Pool #RB5145 2.00% 2042[1]		6,596		5,815
Freddie Mac Pool #RB5153 2.00% 2042[1]		1,866		1,648
Freddie Mac Pool #Q18236 3.50% 2043[1]		603		587
Freddie Mac Pool #Q19133 3.50% 2043[1]		451		440
Freddie Mac Pool #Q17696 3.50% 2043[1]		429		418
Freddie Mac Pool #Q15874 4.00% 2043[1]		32		32
Freddie Mac Pool #Q28558 3.50% 2044[1]		455		442
Freddie Mac Pool #760014 2.80% 2045[1,3]		1,630		1,610
Freddie Mac Pool #760012 3.113% 2045[1,3]		915		911
Freddie Mac Pool #760013 3.202% 2045[1,3]		563		561
Freddie Mac Pool #G60238 3.50% 2045[1]		5,973		5,802
Freddie Mac Pool #G67700 3.50% 2046[1]		2,206		2,146
Freddie Mac Pool #760015 2.548% 2047[1,3]		2,699		2,642
Freddie Mac Pool #Q52069 3.50% 2047[1]		1,201		1,164
Freddie Mac Pool #Q51622 3.50% 2047[1]		907		879
Freddie Mac Pool #Q47615 3.50% 2047[1]		716		693
Freddie Mac Pool #Q54701 3.50% 2048[1]		818		794
Freddie Mac Pool #Q54709 3.50% 2048[1]		811		785
Freddie Mac Pool #Q55056 3.50% 2048[1]		775		751
Freddie Mac Pool #Q54700 3.50% 2048[1]		654		633
Freddie Mac Pool #Q54782 3.50% 2048[1]		516		499
Freddie Mac Pool #Q54781 3.50% 2048[1]		506		490
Freddie Mac Pool #Q56590 3.50% 2048[1]		392		380
Freddie Mac Pool #Q54699 3.50% 2048[1]		355		345
Freddie Mac Pool #Q56591 3.50% 2048[1]		322		312
Freddie Mac Pool #Q55060 3.50% 2048[1]		257		248
Freddie Mac Pool #Q54831 3.50% 2048[1]		247		240
Freddie Mac Pool #Q56589 3.50% 2048[1]		246		238
Freddie Mac Pool #Q54698 3.50% 2048[1]		222		216
Freddie Mac Pool #G67711 4.00% 2048[1]		7,806		7,762
Freddie Mac Pool #Q56599 4.00% 2048[1]		1,097		1,088
Freddie Mac Pool #Q55971 4.00% 2048[1]		756		751
Freddie Mac Pool #Q56175 4.00% 2048[1]		714		710
Freddie Mac Pool #Q55970 4.00% 2048[1]		376		374
Freddie Mac Pool #Q58411 4.50% 2048[1]		1,685		1,715
Freddie Mac Pool #Q58436 4.50% 2048[1]		890		905
Freddie Mac Pool #Q58378 4.50% 2048[1]		621		627

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA1369 3.50% 2049[1]	USD	24,965	$24,019
Freddie Mac Pool #RA1580 3.50% 2049[1]		6,080	5,880
Freddie Mac Pool #RA1463 3.50% 2049[1]		5,892	5,699
Freddie Mac Pool #QA0284 3.50% 2049[1]		2,878	2,770
Freddie Mac Pool #QA2748 3.50% 2049[1]		761	733
Freddie Mac Pool #SD7528 2.00% 2050[1]		9,863	8,543
Freddie Mac Pool #RA2457 3.00% 2050[1]		11,135	10,431
Freddie Mac Pool #SD0187 3.00% 2050[1]		5,252	4,913
Freddie Mac Pool #RA6406 2.00% 2051[1]		4,990	4,321
Freddie Mac Pool #SD7545 2.50% 2051[1]		16,614	14,976
Freddie Mac Pool #RA6483 2.50% 2051[1]		13,341	11,981
Freddie Mac Pool #RA5259 2.50% 2051[1]		3,904	3,493
Freddie Mac Pool #RA5971 3.00% 2051[1]		118,679	110,902
Freddie Mac Pool #SD7554 2.50% 2052[1]		7,187	6,474
Freddie Mac Pool #SD7553 3.00% 2052[1]		62,505	58,523
Freddie Mac Pool #SD7550 3.00% 2052[1]		28,554	26,870
Freddie Mac Pool #SD0873 3.50% 2052[1]		11,400	11,011
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.399% 2023[1,3]		1	1
Freddie Mac, Series K749, Class AM, 2.12% 2029[1]		2,069	1,866
Freddie Mac, Series T041, Class 3A, 4.461% 2032[1,3]		137	136
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,3]		4,105	4,105
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,3]		1,500	1,489
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]		5,300	5,274
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[1]		1,970	1,963
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[1]		2,310	2,253
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[1]		5,961	5,913
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[1]		6,000	5,897
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[1]		5,336	5,267
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[1]		4,500	4,434
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[1]		5,000	4,960
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[1]		1,500	1,491
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[1]		1,252	1,224
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[1]		1,575	1,537
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[1]		6,665	6,510
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]		3,000	2,940
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[1]		7,750	7,624
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[1,3]		3,365	3,313
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[1]		630	620
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[1]		4,750	4,540
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[1]		1,500	1,434
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[1]		3,697	3,556
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[1]		6,250	6,034
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[1]		14,275	13,958
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]		1,000	981
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[1]		7,500	7,362
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[1,3]		3,500	3,420
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[1]		5,500	5,370
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[1]		1,500	1,487
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,3]		15,180	15,120
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[1]		3,250	3,260
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[1]		10,415	10,473
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,3]		3,000	3,019
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,3]		3,000	3,024
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[1]		378	381
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,3]		7,250	7,352
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 2029[1]		2,113	1,917
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[1]		138	127
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[1]		15,000	14,709
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[1]		13,252	13,094
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 2032[1]		4,990	4,414
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 2032[1]		3,000	2,659
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 2032[1]		2,536	2,262
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[1]		52	46
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[1]		432	389
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]		267	239
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]		83	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]		6,508	6,263

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	USD	6,401	$6,172
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,3]		6,295	6,073
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]		5,780	5,398
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]		1,168	1,113
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]		6,245	5,836
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]		6,232	5,954
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]		22,027	21,568
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]		7,950	7,612
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]		3,211	3,082
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]		8,364	8,002
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]		3,353	3,277
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]		2,843	2,722
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]		2,424	2,321
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[1]		705	689
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]		4,656	4,476
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]		14,338	14,031
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]		1,087	1,063
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[1]		33,802	32,081
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]		20,461	19,410
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[1]		14,000	12,442
Government National Mortgage Assn. 2.00% 2052[1,4]		61,640	54,449
Government National Mortgage Assn. 2.00% 2052[1,4]		10,282	9,084
Government National Mortgage Assn. 2.50% 2052[1,4]		28,950	26,386
Government National Mortgage Assn. 2.50% 2052[1,4]		2,797	2,549
Government National Mortgage Assn. 3.00% 2052[1,4]		106,503	100,009
Government National Mortgage Assn. 3.50% 2052[1,4]		48,860	47,125
Government National Mortgage Assn. 4.00% 2052[1,4]		262,131	258,383
Government National Mortgage Assn. 4.50% 2052[1,4]		175,526	175,382
Government National Mortgage Assn. 4.50% 2052[1,4]		58,280	58,307
Government National Mortgage Assn. 5.00% 2052[1,4]		82,177	83,288
Government National Mortgage Assn. 5.00% 2052[1,4]		74,068	74,925
Government National Mortgage Assn. 5.50% 2052[1,4]		100,000	102,215
Government National Mortgage Assn. 5.50% 2052[1,4]		89,955	92,260
Government National Mortgage Assn. Pool #5306 4.50% 2042[1]		7	7
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]		25,970	25,889
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[1]		17	17
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]		34	35
Uniform Mortgage-Backed Security 2.00% 2037[1,4]		9,550	8,808
Uniform Mortgage-Backed Security 2.50% 2037[1,4]		19,000	17,979
Uniform Mortgage-Backed Security 3.00% 2037[1,4]		1,421	1,377
Uniform Mortgage-Backed Security 4.00% 2037[1,4]		8,000	7,975
Uniform Mortgage-Backed Security 2.00% 2052[1,4]		231,677	199,356
Uniform Mortgage-Backed Security 2.00% 2052[1,4]		5,656	4,868
Uniform Mortgage-Backed Security 2.50% 2052[1,4]		64,570	57,680
Uniform Mortgage-Backed Security 2.50% 2052[1,4]		37,400	33,401
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		51,137	47,333
Uniform Mortgage-Backed Security 3.00% 2052[1,4]		32,117	29,741
Uniform Mortgage-Backed Security 3.50% 2052[1,4]		106,206	101,158
Uniform Mortgage-Backed Security 3.50% 2052[1,4]		12,982	12,373
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		1,111,267	1,084,134
Uniform Mortgage-Backed Security 4.00% 2052[1,4]		43,171	42,149
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		1,522,529	1,511,883
Uniform Mortgage-Backed Security 4.50% 2052[1,4]		77,827	77,377
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		421,314	425,296
Uniform Mortgage-Backed Security 5.00% 2052[1,4]		45,300	45,672
Uniform Mortgage-Backed Security 5.50% 2052[1,4]		328,305	335,064
Uniform Mortgage-Backed Security 5.50% 2052[1,4]		58,542	59,877
Uniform Mortgage-Backed Security 6.00% 2052[1,4]		34,592	35,732
			6,624,556

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 4.24%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[1,3,5]	USD	451	$415
Argent Securities, Inc., Series 2005-W2, Class M1, 2.934% 2035[1,3]		1,970	1,939
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,3,5]		13,930	12,267
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,3,5]		5,896	5,679
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[1,5]		1,762	1,686
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[1,5,6]		15,063	14,269
Bear Stearns Alt-A Trust, Series 2004-12, Class 1M1, (1-month USD-LIBOR + 0.93%) 3.374% 2035[1,3]		2,242	2,221
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 4.044% 2029[1,3,5]		1,126	1,125
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[1,3,5]		18,612	17,729
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,3,5]		12,403	11,597
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,3,5]		5,747	5,527
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[1,5]		9,609	8,886
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 2061 (4.626% on 2/25/2026)[1,5,6]		5,410	5,219
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 2061 (5.272% on 5/25/2026)[1,5,6]		1,358	1,336
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 2062 (6.108% on 9/1/2026)[1,5,6]		18,000	18,044
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[1,5,6]		16,431	14,866
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[1,3,5]		1,304	1,251
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,3,5]		12,518	12,352
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[1,3,5]		500	478
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,3,5]		6,771	6,637
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,3,5]		21,796	21,315
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[1,3,5]		527	499
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,3,5]		74,208	71,126
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,3,5]		7,171	7,010
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[1]		2,550	2,437
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[1,3,5]		284	266
CIM Trust, Series 2018-R3, Class A1, 5.00% 2057[1,3,5]		5,056	5,036
CIM Trust, Series 2022-R2, Class A1, 3.75% 2061[1,3,5]		45,293	44,074
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,3,5]		2,163	2,037
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[1,3,5]		10,000	9,362
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[1,5]		221	218
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2066[1,3,5]		2,512	2,256
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 2.933% 2041[1,3,5]		4,130	4,121
Connecticut Avenue Securities, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 3.033% 2041[1,3,5]		3,941	3,919
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.183% 2042[1,3,5]		834	833
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,5]		4,102	3,816
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[1,3,5]		5,207	4,906
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,3,5]		1,857	1,805
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,3,5]		15,215	14,205
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 2067[1,3,5]		14,366	14,442
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[1]		77	74
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[1]		73	72
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[1]		109	104
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[1]		113	112
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,5]		14,470	15,603
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,5]		10,739	11,598
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[1,5]		2,360	2,365
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[1,5]		2,096	2,180
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,3,5]		24,515	21,056
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[1,3,5]		5,707	4,866
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[1,3,5]		4,486	4,104
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[1,3,5]		18,002	15,937
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, (1-month USD-LIBOR + 4.55%) 6.994% 2024[1,3]		56	58
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 7.094% 2028[1,3]		741	779

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 7.144% 2028[1,3]	USD	1,834	$1,910
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 7.809% 2028[1,3]		1,985	2,114
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (1-month USD-SOFR + 0.75%) 2.933% 2033[1,3,5]		873	868
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 2.983% 2033[1,3,5]		290	290
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (30-day Average USD-SOFR + 1.65%) 3.833% 2034[1,3,5]		443	441
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 2.983% 2041[1,3,5]		9,254	9,159
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 3.483% 2042[1,3,5]		3,319	3,307
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.183% 2042[1,3,5]		2,442	2,455
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 4.383% 2042[1,3,5]		2,565	2,574
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 5.133% 2042[1,3,5]		2,339	2,397
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 4.294% 2050[1,3,5]		1,613	1,617
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 4.983% 2050[1,3,5]		1,620	1,620
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,3,5]		34,543	31,577
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[1,3,5]		2,123	1,824
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 2052[1,3,5]		55,384	47,832
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[1,5]		21,608	19,321
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[1,5]		2,785	2,590
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 2039[1,5]		29,431	28,417
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 3.029% 2036[1,3]		6,118	6,036
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,3,5]		7,138	6,547
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[1,3,5]		3,428	2,923
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 2047[1,3,5]		2,573	2,411
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,3,5]		818	761
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[1,3,5]		73	71
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,3,5]		13,555	13,547
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,3,5]		9,983	9,775
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,3,5]		12,657	11,897
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[1,5,6]		22,447	21,466
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,5,6]		14,924	13,918
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 3.144% 2055[1,3,5]		26,000	25,453
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 3.194% 2055[1,3,5]		13,622	13,334
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.294% 2055[1,3,5]		51,006	49,696
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,3,5]		1,008	975
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,3,5]		1,797	1,743
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[1,3,5]		2,501	2,438
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,3,5]		1,685	1,636
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[1,3,5]		352	342
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[1,3,5]		59	59
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,3,5]		319	312
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[1,3,5]		1,330	1,284
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.673% 2022[1,3,5]		54,831	53,230
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[1,3,5]		819	785
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[1,3,5]		1,577	1,544
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,3,5]		50	48
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,3,5]		2,079	2,039
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,3,5]		2,014	1,995
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[1,3,5]		4,663	4,429
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[1,3,5]		3,143	3,007

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 3.194% 2055[1,3,5]	USD	62,734	$61,901
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2052[1,3,5]		16,440	14,105
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 3.194% 2060[1,3,5]		5,500	5,353
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 2062 (6.11% on 9/01/2026)[1,5,6]		8,499	8,505
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[1,3,5]		23,903	20,346
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,5]		3,564	3,428
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,5]		3,925	3,723
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 2039[1,5]		3,703	3,450
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[1,3,5]		2,492	2,256
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,3,5]		19,463	18,670
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,5]		1,130	1,101
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[1,3,5]		22	22
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.449% 2055[1,3,5]		5,800	5,287
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,3,5]		1,132	1,122
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,5]		186	184
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 2056[1,3,5]		4,905	4,718
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,3,5]		5,520	5,364
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,3,5]		1,365	1,346
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,3,5]		1,223	1,188
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[1,3,5]		212	210
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 2057[1,3,5]		7,835	7,431
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 2057[1,3,5]		5,000	4,831
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.044% 2057[1,3,5]		1,004	996
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 2057[1,3,5]		5,575	5,147
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 2057[1,3,5]		7,350	7,159
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,3,5]		9,323	8,943
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[1,3,5]		114	111
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,3,5]		8,127	7,962
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,5]		1,892	1,851
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[1,3,5]		1,441	1,374
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 3.444% 2058[1,3,5]		3,994	3,941
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[1,3,5]		5,474	5,292
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[1,3,5]		5,000	4,631
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[1,3,5]		3,140	3,053
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[1,3,5]		5,935	5,353
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 2059[1,3,5]		4,785	4,365
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,5]		10,669	9,786
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 2039[1,5]		6,730	5,846
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 2038[1,5]		19,279	17,434
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[1,3,5]		745	735
			1,118,648

Commercial mortgage-backed securities 3.72%
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 2039[1,5]		3,500	3,276
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 2053[1,5]		1,500	1,321
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[1]		3,750	3,642
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[1]		275	265
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[1]		490	469
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 2055[1]		3,476	3,491
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[1]		1,500	1,469
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[1,3]		440	435
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[1]		2,157	1,880
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 2064[1,3]		10,201	9,459
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[1,5]		11,896	11,295
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class A5, 4.441% 2055[1]		9,497	9,512
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[1]		6,500	6,233
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[1]		2,500	2,445
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[1]		2,202	1,898

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[1]	USD	2,200	$2,142
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 2054[1]		900	769
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 2055[1]		1,000	891
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 2055[1]		5,000	4,646
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.446% 2055[1,3]		17,838	17,995
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 2055[1,3]		4,895	4,899
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[1]		1,650	1,498
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% 2055[1]		833	763
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 4.077% 2039[1,3,5]		17,453	17,144
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 4.205% 2037[1,3,5]		36,026	35,568
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 4.422% 2027[1,3,5]		27,203	27,101
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 2.98% 2034[1,3,5]		43,644	42,067
BX Trust, Series 2018-GW, Class A, (1-month USD-LIBOR + 0.80%) 3.191% 2035[1,3,5]		1,684	1,646
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.091% 2036[1,3,5]		55,563	53,755
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 3.29% 2036[1,3,5]		52,790	50,564
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 3.341% 2036[1,3,5]		5,278	5,053
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 3.688% 2036[1,3,5]		2,984	2,820
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 4.037% 2036[1,3,5]		996	940
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 3.798% 2037[1,3,5]		15,617	15,378
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 3.061% 2038[1,3,5]		33,750	32,645
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 3.241% 2038[1,3,5]		14,011	13,578
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 3.261% 2038[1,3,5]		7,158	6,875
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.491% 2038[1,3,5]		3,537	3,359
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 3.641% 2038[1,3,5]		1,996	1,916
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 2.448% 2039[1,3,5]		9,619	9,610
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 3.297% 2039[1,3,5]		10,000	9,734
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[1,5]		9,755	9,120
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[1]		8,609	8,208
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,5]		842	832
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[1]		1,600	1,570
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[1,3]		1,500	1,465
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[1]		11,585	10,983
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[1]		5,000	4,765
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[1]		500	448
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[1]		12,380	12,028
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,5]		1,000	998
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,5]		2,250	2,222
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.206% 2046[1,3,5]		3,740	3,682
Commercial Mortgage Trust, Series 2013-CC10, Class B, 5.031% 2046[1,3,5]		1,651	1,638
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[1]		1,821	1,783
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[1]		1,921	1,897
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 2047[1]		2,500	2,463
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[1,3]		3,000	2,915
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[1]		8,975	8,488
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[1]		854	808
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[1]		3,612	3,545
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.276% 2050[1,3]		1,000	992
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.711% 2048[1,3]		275	262
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[1]		2,375	2,239
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 2052[1]		3,000	2,712
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[1]		2,760	2,663
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[1]		150	142
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,3,5]		726	704
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.472% 2038[1,3,5]		19,625	19,256
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 3.772% 2038[1,3,5]		3,809	3,711
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 4.092% 2038[1,3,5]		994	966
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[1,5]		13,935	11,436

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 3.038% 2024[1,3,5]	USD	9,715	$9,570
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 3.311% 2025[1,3,5]		13,173	12,910
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[1]		3,000	2,975
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[1,5]		3,220	3,188
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[1,3]		2,100	2,071
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[1]		2,581	2,442
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[1]		1,809	1,570
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 3.541% 2038[1,3,5]		29,000	28,537
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 2038[1,5]		795	751
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 2045[1,3]		5,000	4,963
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[1]		5,687	5,628
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[1]		8,000	7,607
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[1,5]		14,140	12,781
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[1,5]		1,735	1,561
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,5]		16,514	14,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[1,3]		2,000	1,970
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.219% 2047[1,3]		1,750	1,710
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 4.021% 2039[1,3,5]		18,558	18,182
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.441% 2038[1,3,5]		28,632	27,751
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 3.791% 2038[1,3,5]		762	737
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[1,5]		21,418	18,871
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 3.192% 2026[1,3,5]		20,624	20,061
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[1]		2,000	1,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,3]		3,032	2,974
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[1]		4,000	3,957
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[1,3]		12,000	11,957
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[1,3]		8,085	8,022
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[1]		776	766
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[1]		3,000	2,955
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[1]		1,500	1,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,3]		5,000	4,801
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[1]		750	743
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[1]		3,673	3,663
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 2048[1]		14,000	13,567
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[1]		737	687
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[1]		400	385
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.749% 2049[1,3]		275	257
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[1,5]		10,935	10,623
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[1,5]		1,164	1,121
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[1,5]		1,408	1,197

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 2.968% 2036[1,3,5]	USD	16,480	$15,869
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 3.317% 2036[1,3,5]		3,000	2,878
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 3.122% 2038[1,3,5]		39,906	38,518
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 3.471% 2038[1,3,5]		1,546	1,480
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 3.308% 2039[1,3,5]		32,592	31,730
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[1]		800	778
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[1]		3,000	2,926
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[1]		4,000	3,895
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 2048[1,3]		275	258
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[1]		15,455	14,642
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[1]		4,000	3,946
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[1]		13,000	12,586
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[1,5]		1,000	855
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.647% 2057[1,3]		2,250	2,170
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.707% 2058[1,3]		1,690	1,614
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[1]		9,000	8,444
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[1]		1,000	964
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[1]		150	144
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[1]		1,250	1,230
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.148% 2046[1,3]		3,250	3,201
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[1]		1,500	1,468
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[1,3]		4,900	4,775
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[1,3]		2,750	2,720
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[1]		9,046	8,878
			982,641

Total mortgage-backed obligations			8,725,845

U.S. Treasury bonds & notes 30.71%
U.S. Treasury 15.36%
U.S. Treasury 0.125% 2022		19,750	19,670
U.S. Treasury 0.125% 2023		103,566	100,140
U.S. Treasury 0.125% 2023		24,000	23,500
U.S. Treasury 0.125% 2023		17,200	16,740
U.S. Treasury 0.125% 2023		13,441	13,204
U.S. Treasury 0.375% 2023		9,000	8,687
U.S. Treasury 1.50% 2023		19,500	19,337
U.S. Treasury 7.125% 2023		15,000	15,278
U.S. Treasury 0.25% 2024		400,007	380,741
U.S. Treasury 0.375% 2024		140,000	132,234
U.S. Treasury 0.375% 2024		100,000	95,121
U.S. Treasury 0.625% 2024		42,560	40,098
U.S. Treasury 0.75% 2024		12,466	11,746
U.S. Treasury 0.875% 2024		14,500	13,976
U.S. Treasury 1.50% 2024		175,000	167,911
U.S. Treasury 1.50% 2024		15,000	14,412
U.S. Treasury 2.125% 2024		42,500	41,381
U.S. Treasury 2.25% 2024		16,243	15,934
U.S. Treasury 2.50% 2024		5,000	4,921
U.S. Treasury 3.00% 2024		33,000	32,709
U.S. Treasury 3.25% 2024		476,434	474,331
U.S. Treasury 0.25% 2025		20,000	18,123
U.S. Treasury 0.25% 2025		7,000	6,325
U.S. Treasury 0.375% 2025		5,000	4,524
U.S. Treasury 0.375% 2025		4,500	4,062
U.S. Treasury 1.125% 2025		31,035	29,375
U.S. Treasury 1.50% 2025		64,837	61,808
U.S. Treasury 2.625% 2025		11,357	11,110
U.S. Treasury 2.875% 2025		60,493	59,484
U.S. Treasury 3.00% 2025		1,800	1,776
U.S. Treasury 3.125% 2025		447,310	442,715
U.S. Treasury 0.375% 2026		3,750	3,376
U.S. Treasury 0.50% 2026		12,700	11,458
U.S. Treasury 0.625% 2026		8,708	7,813

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.75% 2026	USD	110,000		$99,958
U.S. Treasury 0.75% 2026		17,499		15,839
U.S. Treasury 0.75% 2026		14,981		13,484
U.S. Treasury 0.75% 2026		8,457		7,672
U.S. Treasury 0.875% 2026		40,342		36,439
U.S. Treasury 0.875% 2026		13,662		12,405
U.S. Treasury 1.625% 2026		—	[2]	—	[2]
U.S. Treasury 0.50% 2027		25,000		21,746
U.S. Treasury 0.625% 2027		72,500		64,109
U.S. Treasury 1.50% 2027		44,000		40,597
U.S. Treasury 1.875% 2027		1,000		938
U.S. Treasury 2.50% 2027		18,694		18,002
U.S. Treasury 2.625% 2027		15,250		14,766
U.S. Treasury 2.75% 2027		407,000		395,982
U.S. Treasury 3.125% 2027		262,120		259,714
U.S. Treasury 3.25% 2027		260,357		259,055
U.S. Treasury 0.75% 2028		1,261		1,099
U.S. Treasury 1.00% 2028		—	[2]	—	[2]
U.S. Treasury 1.125% 2028		23,100		20,317
U.S. Treasury 1.25% 2028		16,000		14,214
U.S. Treasury 1.25% 2028		4,300		3,829
U.S. Treasury 1.25% 2028		2,800		2,500
U.S. Treasury 1.25% 2028		1,500		1,337
U.S. Treasury 1.375% 2028		5,000		4,446
U.S. Treasury 1.50% 2028		12,210		10,937
U.S. Treasury 1.75% 2029		46,940		42,660
U.S. Treasury 2.375% 2029		4,750		4,478
U.S. Treasury 3.125% 2029		44,408		43,954
U.S. Treasury 0.625% 2030		23,000		18,948
U.S. Treasury 1.25% 2031		13,370		11,372
U.S. Treasury 1.625% 2031		35,940		31,731
U.S. Treasury 1.875% 2032		12,000		10,720
U.S. Treasury 2.75% 2032		155,710		150,078
U.S. Treasury 2.875% 2032		46,343		45,132
U.S. Treasury 1.125% 2040[7]		3,000		2,020
U.S. Treasury 1.375% 2040		1,970		1,384
U.S. Treasury 1.875% 2041		7,041		5,388
U.S. Treasury 2.00% 2041		374		290
U.S. Treasury 2.25% 2041		355		289
U.S. Treasury 2.375% 2042		440		364
U.S. Treasury 2.50% 2046[7]		37,000		30,441
U.S. Treasury 2.50% 2046		19,500		16,049
U.S. Treasury 2.875% 2046		13,500		11,948
U.S. Treasury 1.875% 2051		1,156		842
U.S. Treasury 2.00% 2051		24		18
U.S. Treasury 2.875% 2052		2,773		2,549
				4,054,060

U.S. Treasury inflation-protected securities 15.35%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]		280,722		276,753
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]		282,356		280,017
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]		708,703		700,287
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]		523,503		515,919
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]		285,514		281,601
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]		238,573		236,310
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]		370,188		367,226
U.S. Treasury Inflation-Protected Security 0.125% 2025[8]		124,182		121,689
U.S. Treasury Inflation-Protected Security 0.125% 2025[8]		29,679		29,149
U.S. Treasury Inflation-Protected Security 0.25% 2025[8]		114,669		113,012
U.S. Treasury Inflation-Protected Security 0.375% 2025[8]		35,345		34,942
U.S. Treasury Inflation-Protected Security 0.125% 2026[8]		419,260		409,516
U.S. Treasury Inflation-Protected Security 0.125% 2027[8]		339,194		329,653
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]		193,423		183,868

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.625% 2032[8]	USD	10,500	$10,430
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]		1,474	1,739
U.S. Treasury Inflation-Protected Security 0.75% 2042[7,8]		171,888	160,738
			4,052,849

Total U.S. Treasury bonds & notes			8,106,909

Corporate bonds, notes & loans 20.01%
Financials 6.76%
ACE INA Holdings, Inc. 2.875% 2022		1,060	1,059
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023		1,800	1,723
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024		1,250	1,157
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		46,862	41,340
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028		15,592	13,264
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032		4,906	3,962
Allstate Corp. 0.75% 2025		6,899	6,194
American Express Co. 1.65% 2026		18,400	16,648
American Express Co. 2.55% 2027		875	813
American Express Co. 4.05% 2029		10,000	9,705
Aon Corp. / Aon Global Holdings PLC 2.85% 2027		10,775	10,069
Banco Santander, SA 5.147% 2025		6,600	6,571
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]		2,549	2,539
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[6]		845	797
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[6]		38,750	36,171
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[6]		14,450	13,896
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[6]		13,274	12,671
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[6]		3,000	2,683
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]		1,900	1,729
Bank of America Corp. 4.827% 2026 (USD-SOFR + 1.75% on 7/22/2025)[6]		10,700	10,724
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[6]		20,599	18,469
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[6]		40,041	35,548
Bank of America Corp. 2.551% 2028 (USD-SOFR + 1.05% on 2/4/2027)[6]		20,775	18,847
Bank of America Corp. 4.376% 2028 (USD-SOFR + 1.58% on 4/27/2027)[6]		9,000	8,778
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[6]		10,650	10,647
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[6]		600	511
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[6]		4,207	3,331
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[6]		3,578	2,969
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[6]		16,002	15,871
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[6]		5,000	3,586
Bank of New York Mellon Corp. 1.60% 2025		28,000	26,372
Bank of Nova Scotia 1.45% 2025		17,000	15,970
Bank of Nova Scotia 1.35% 2026		15,000	13,459
Berkshire Hathaway, Inc. 2.30% 2027		850	801
Berkshire Hathaway, Inc. 2.875% 2032		462	412
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[5,6]		5,226	4,965
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[5,6]		886	778
BNP Paribas 1.675% 2027 (USD-SOFR + 0.912% on 6/30/2026)[5,6]		2,086	1,831
BNP Paribas 2.591% 2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]		5,663	5,030
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]		14,900	12,278
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]		600	487
Capital One Financial Corp. 4.927% 2028 (USD-SOFR + 2.057% on 5/10/2027)[6]		12,000	11,875
Charles Schwab Corp. 1.15% 2026		1,675	1,513
Charles Schwab Corp. 2.45% 2027		875	817
Citigroup, Inc. 1.281% 2025 (USD-SOFR + 0.528% on 11/3/2024)[6]		616	573
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[6]		15,975	15,016
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[6]		700	618
Citigroup, Inc. 4.658% 2028 (USD-SOFR + 1.887% on 5/24/2027)[6]		10,895	10,748
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[6]		4,979	4,167
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[6]		400	339
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[6]		1,591	1,558
Corebridge Financial, Inc. 3.50% 2025[5]		8,458	8,149
Corebridge Financial, Inc. 3.65% 2027[5]		32,226	30,318
Corebridge Financial, Inc. 3.85% 2029[5]		6,512	6,002
Corebridge Financial, Inc. 3.90% 2032[5]		1,683	1,513
Crédit Agricole SA 4.375% 2025[5]		3,025	2,976
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]		21,863	21,713
Credit Suisse Group AG 3.80% 2023		16,500	16,423
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]		8,705	6,584

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Danske Bank AS 3.875% 2023[5]	USD	15,000	$14,862
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[6]		600	510
Deutsche Bank AG 2.552% 2028 (USD-SOFR + 1.318% on 1/7/2027)[6]		5,900	5,033
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]		18,650	16,530
Goldman Sachs Group, Inc. 0.657% 2024 (USD-SOFR + 0.505% on 9/10/2023)[6]		1,205	1,156
Goldman Sachs Group, Inc. 1.757% 2025 (USD-SOFR + 0.73% on 1/24/2024)[6]		11,700	11,249
Goldman Sachs Group, Inc. 3.50% 2025		1,433	1,402
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[6]		35,500	31,629
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[6]		20,000	17,802
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		11,432	10,159
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[6]		9,667	8,771
Goldman Sachs Group, Inc. 3.615% 2028 (USD-SOFR + 1.846% on 3/15/2027)[6]		575	545
Goldman Sachs Group, Inc. 2.60% 2030		1,000	858
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[6]		4,466	3,693
Goldman Sachs Group, Inc. 3.102% 2033 (USD-SOFR + 1.41% on 2/24/2032)[6]		4,033	3,434
Groupe BPCE SA 5.15% 2024[5]		7,545	7,507
Groupe BPCE SA 1.625% 2025[5]		12,000	11,209
Groupe BPCE SA 1.00% 2026[5]		24,000	21,174
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]		17,325	15,419
Guardian Life Global Funding 2.90% 2024[5]		21,285	20,937
Guardian Life Global Funding 0.875% 2025[5]		14,800	13,207
Guardian Life Global Funding 1.25% 2027[5]		925	793
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[6]		3,315	3,304
HSBC Holdings PLC 0.732% 2024 (USD-SOFR + 0.534% on 8/17/2023)[6]		1,285	1,233
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]		20,450	19,380
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]		13,775	13,388
HSBC Holdings PLC 5.21% 2028 (USD-SOFR + 2.61% on 8/11/2027)[6]		650	635
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[6]		525	435
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[6]		11,357	9,018
ING Groep NV 4.017% 2028 (USD-SOFR + 1.83% on 3/28/2027)[6]		795	754
Intercontinental Exchange, Inc. 4.00% 2027		775	764
Intercontinental Exchange, Inc. 4.35% 2029		615	609
Intesa Sanpaolo SpA 3.25% 2024[5]		15,000	14,401
Intesa Sanpaolo SpA 3.875% 2027[5]		6,179	5,649
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[6]		16,150	15,806
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[6]		1,461	1,382
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[6]		1,900	1,771
JPMorgan Chase & Co. 0.824% 2025 (USD-SOFR + 0.54% on 6/1/2024)[6]		975	912
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[6]		2,000	1,868
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[6]		41,750	39,868
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[6]		16,445	14,618
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		22,929	21,511
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[6]		10,000	9,355
JPMorgan Chase & Co. 2.595% 2026 (USD-SOFR + 0.915% on 2/24/2025)[6]		12,000	11,388
JPMorgan Chase & Co. 4.08% 2026 (USD-SOFR + 1.32% on 4/26/2025)[6]		41,100	40,526
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[6]		9,366	8,251
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[6]		15,363	13,715
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[6]		1,350	1,254
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		20,750	20,283
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[6]		10,650	10,635
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[6]		295	252
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[6]		775	610
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[6]		351	289
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[6]		842	716
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[6]		11,090	10,979
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[6]		10,000	9,800
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]		31,110	27,501
Marsh & McLennan Companies, Inc. 2.375% 2031		160	135
Metropolitan Life Global Funding I 1.95% 2023[5]		5,000	4,974
Metropolitan Life Global Funding I 0.40% 2024[5]		950	906
Metropolitan Life Global Funding I 0.70% 2024[5]		934	870
Metropolitan Life Global Funding I 0.95% 2025[5]		31,676	28,927
Metropolitan Life Global Funding I 3.45% 2026[5]		1,650	1,583
Metropolitan Life Global Funding I 1.875% 2027[5]		32,650	29,373

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Metropolitan Life Global Funding I 4.40% 2027[5]	USD	9,400	$9,467
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[6]		22,838	22,489
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[6]		6,479	6,452
Morgan Stanley 0.79% 2025 (USD-SOFR + 0.525% on 5/30/2024)[6]		16,965	15,862
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[6]		2,000	1,898
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[6]		33,987	31,567
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]		5,000	4,832
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]		35,487	31,439
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[6]		46,815	43,992
Morgan Stanley 2.63% 2026 (USD-SOFR + 0.94% on 2/18/2025)[6]		1,000	951
Morgan Stanley 3.125% 2026		770	734
Morgan Stanley 3.875% 2026		7,200	7,123
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[6]		16,660	16,685
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[6]		41,270	36,563
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[6]		15,530	13,850
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[6]		11,515	10,466
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		9,656	9,415
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[6]		3,837	3,093
Morgan Stanley 2.943% 2033 (USD-SOFR + 1.29% on 1/21/2032)[6]		105	89
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[6]		60	60
National Australia Bank, Ltd. 1.887% 2027[5]		17,000	15,408
National Securities Clearing Corp. 0.40% 2023[5]		40,000	38,330
NatWest Group PLC 1.642% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]		20,000	17,518
New York Life Global Funding 0.90% 2024[5]		1,000	935
New York Life Global Funding 2.875% 2024[5]		10,430	10,235
New York Life Global Funding 0.95% 2025[5]		3,368	3,080
New York Life Global Funding 2.00% 2025[5]		24,000	22,838
New York Life Global Funding 0.85% 2026[5]		20,870	18,741
Nordea Bank AB 3.60% 2025[5]		20,000	19,613
Northwestern Mutual Global Funding 0.60% 2024[5]		1,350	1,281
Northwestern Mutual Global Funding 0.80% 2026[5]		43,438	38,878
Northwestern Mutual Global Funding 1.75% 2027[5]		650	587
PNC Bank 3.30% 2024		1,110	1,092
PNC Financial Services Group, Inc. 2.854% 2022[6]		5,000	4,999
Progressive Corp. 2.50% 2027		852	802
Progressive Corp. 3.00% 2032		375	339
Sumitomo Mitsui Banking Corp. 0.948% 2026		866	771
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024		17,700	17,170
Toronto-Dominion Bank 1.20% 2026		7,452	6,678
Toronto-Dominion Bank 1.25% 2026		12,975	11,532
U.S. Bancorp 2.40% 2024		2,400	2,343
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[6]		650	594
UBS Group AG 4.49% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,6]		960	957
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[6]		642	603
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]		55,000	52,571
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[6]		10,280	9,626
Wells Fargo & Company 3.00% 2026		7,847	7,469
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[6]		36,249	35,531
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[6]		11,244	10,598
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[6]		649	613
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[6]		2,740	2,394
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[6]		130	128
Willis North America, Inc. 4.65% 2027		10,800	10,601
			1,784,946

Utilities 3.37%
AEP Transmission Co., LLC 3.10% 2026		7,000	6,732
Alabama Power Co. 3.75% 2027		5,000	4,908
Ameren Corp. 1.75% 2028		500	429
American Electric Power Company, Inc. 1.00% 2025		2,950	2,645
American Electric Power Company, Inc. 4.30% 2028		8,285	8,057
American Transmission Systems, Inc. 2.65% 2032[5]		5,125	4,317
Avangrid, Inc. 3.20% 2025		13,439	13,028
CenterPoint Energy, Inc. 1.45% 2026		1,250	1,128
CenterPoint Energy, Inc. 2.40% 2026		10,000	9,393

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
CenterPoint Energy, Inc. 2.65% 2031	USD	5,460	$4,668
Cleveland Electric Illuminating Co. 4.55% 2030[5]		7,150	7,000
CMS Energy Corp. 3.00% 2026		16,339	15,507
CMS Energy Corp. 3.45% 2027		13,000	12,372
Commonwealth Edison Co. 2.55% 2026		8,078	7,677
Connecticut Light and Power Co. 0.75% 2025		13,912	12,494
Consumers Energy Co. 3.80% 2028		8,225	7,984
Consumers Energy Co. 3.60% 2032		415	395
Dominion Resources, Inc. 3.375% 2030		4,792	4,365
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]		5,775	5,663
DTE Energy Company 2.85% 2026		10,000	9,400
DTE Energy Company 1.90% 2028		38,602	34,276
DTE Energy Company 3.00% 2032		8,925	8,068
Duke Energy Carolinas, LLC 3.05% 2023		2,000	1,992
Duke Energy Carolinas, LLC 2.95% 2026		1,000	963
Duke Energy Corp. 4.50% 2032		1,469	1,418
Duke Energy Florida, LLC 1.75% 2030		21,619	17,973
Duke Energy Ohio, Inc. 3.65% 2029		88	84
Edison International 3.55% 2024		5,531	5,410
Edison International 4.95% 2025		6,678	6,691
Edison International 5.75% 2027		6,168	6,257
Emera US Finance, LP 0.833% 2024		550	515
Emera US Finance, LP 2.639% 2031		400	331
Enel Finance International SA 1.875% 2028[5]		3,575	2,938
Entergy Corp. 0.90% 2025		6,025	5,413
Entergy Corp. 2.40% 2026		9,647	8,945
Entergy Corp. 3.12% 2027		5,000	4,728
Entergy Corp. 1.90% 2028		20,000	17,281
Entergy Corp. 2.40% 2031		425	345
Entergy Louisiana, LLC 0.95% 2024		1,200	1,128
Eversource Energy 2.375% 2022		1,414	1,413
Eversource Energy 1.40% 2026		39,525	35,189
FirstEnergy Corp. 2.05% 2025		16,935	15,839
FirstEnergy Corp. 1.60% 2026		27,793	25,137
FirstEnergy Corp. 3.50% 2028[5]		4,975	4,633
FirstEnergy Corp. 4.10% 2028[5]		7,800	7,542
FirstEnergy Corp. 2.25% 2030		1,500	1,231
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2023)[6]		10,326	9,797
FirstEnergy Transmission, LLC 4.35% 2025[5]		2,208	2,169
FirstEnergy Transmission, LLC 2.866% 2028[5]		29,900	26,569
Florida Power & Light Company 2.85% 2025		3,250	3,182
Florida Power & Light Company 2.45% 2032		3,500	3,042
Gulf Power Co. 3.30% 2027		7,528	7,237
Jersey Central Power & Light Co. 4.30% 2026[5]		19,979	19,620
MidAmerican Energy Holdings Co. 3.10% 2027		773	745
Monongahela Power Co. 3.55% 2027[5]		28,937	27,322
NextEra Energy Capital Holdings, Inc. 0.65% 2023		1,900	1,866
Niagara Mohawk Power Corp. 3.508% 2024[5]		3,100	3,011
Oncor Electric Delivery Company, LLC 2.75% 2024		2,550	2,505
Oncor Electric Delivery Company, LLC 0.55% 2025		24,275	21,843
Oncor Electric Delivery Company, LLC 2.75% 2030		475	432
Pacific Gas and Electric Co. 3.25% 2023		12,300	12,182
Pacific Gas and Electric Co. 3.85% 2023		28,608	28,333
Pacific Gas and Electric Co. 4.25% 2023		11,710	11,659
Pacific Gas and Electric Co. 3.40% 2024		2,500	2,413
Pacific Gas and Electric Co. 3.75% 2024		15,291	15,093
Pacific Gas and Electric Co. 3.50% 2025		10,456	9,976
Pacific Gas and Electric Co. 2.10% 2027		20,245	17,139
Pacific Gas and Electric Co. 3.30% 2027		20,151	18,004
Pacific Gas and Electric Co. 3.30% 2027		3,016	2,656
Pacific Gas and Electric Co. 3.00% 2028		1,850	1,590
Pacific Gas and Electric Co. 4.55% 2030		8,625	7,682
Pacific Gas and Electric Co. 2.50% 2031		25,410	19,462
Pacific Gas and Electric Co. 3.25% 2031		7,300	5,893
Progress Energy, Inc. 7.00% 2031		840	934
Public Service Company of Colorado 3.70% 2028		1,355	1,317
Public Service Company of Colorado 1.875% 2031		7,000	5,839

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Electric and Gas Co. 3.00% 2025	USD	3,734	$3,621
Public Service Electric and Gas Co. 0.95% 2026		5,000	4,504
Public Service Electric and Gas Co. 3.70% 2028		140	136
Public Service Electric and Gas Co. 1.90% 2031		1,464	1,221
Public Service Electric and Gas Co. 3.10% 2032		925	847
Public Service Enterprise Group, Inc. 2.25% 2026		7,177	6,706
Southern California Edison Co. 0.975% 2024		49,195	46,351
Southern California Edison Co. 1.20% 2026		5,502	4,977
Southern California Edison Co. 4.70% 2027		17,645	17,709
Southern California Edison Co. 3.65% 2028		10,000	9,519
Southern California Edison Co. 2.85% 2029		21,725	19,170
Southern California Edison Co. 2.25% 2030		9,826	8,249
Southern California Edison Co. 2.50% 2031		4,859	4,066
Southern California Edison Co. 2.75% 2032		8,000	6,780
Southern California Gas Company 2.55% 2030		4,500	4,020
Southwestern Electric Power Co. 1.65% 2026		13,068	11,858
Virginia Electric and Power Co. 2.95% 2026		11,937	11,405
Virginia Electric and Power Co. 2.875% 2029		6,800	6,221
Virginia Electric and Power Co. 2.30% 2031		1,858	1,581
Virginia Electric and Power Co. 2.40% 2032		9,869	8,442
Virginia Electric and Power Co., Series B, 3.45% 2022		1,334	1,334
WEC Energy Group, Inc. 0.55% 2023		20,000	19,316
WEC Energy Group, Inc. 2.20% 2028		16,325	14,161
Wisconsin Electric Power Co. 1.70% 2028		1,800	1,572
Wisconsin Power and Light Co. 1.95% 2031		100	82
Xcel Energy, Inc. 3.35% 2026		2,787	2,681
Xcel Energy, Inc. 1.75% 2027		24,289	21,832
Xcel Energy, Inc. 2.60% 2029		3,631	3,185
Xcel Energy, Inc. 2.35% 2031		4,662	3,855
			888,815

Health care 1.97%
AbbVie, Inc. 2.60% 2024		15,428	14,914
AbbVie, Inc. 3.80% 2025		22,690	22,435
AbbVie, Inc. 2.95% 2026		1,609	1,519
AmerisourceBergen Corp. 0.737% 2023		15,362	15,134
AmerisourceBergen Corp. 2.70% 2031		500	426
Amgen, Inc. 3.00% 2029		460	423
Amgen, Inc. 4.05% 2029		15,535	15,122
Amgen, Inc. 2.00% 2032		8,344	6,801
Amgen, Inc. 4.20% 2033		325	314
Anthem, Inc. 2.375% 2025		33,250	31,911
Anthem, Inc. 4.10% 2032		9,244	8,905
AstraZeneca Finance, LLC 0.70% 2024		1,300	1,231
AstraZeneca Finance, LLC 1.20% 2026		39,042	35,269
AstraZeneca Finance, LLC 1.75% 2028		5,612	4,960
AstraZeneca PLC 3.50% 2023		15,420	15,392
AstraZeneca PLC 0.70% 2026		17,903	15,950
Baxter International, Inc. 1.322% 2024		1,250	1,180
Baxter International, Inc. 1.915% 2027		1,000	901
Baxter International, Inc. 2.272% 2028		750	652
Becton, Dickinson and Company 4.298% 2032		325	316
Boston Scientific Corp. 3.45% 2024		7,820	7,765
Boston Scientific Corp. 1.90% 2025		4,880	4,601
Centene Corp. 2.45% 2028		6,905	5,833
Centene Corp. 2.50% 2031		8,370	6,691
Centene Corp. 2.625% 2031		3,290	2,632
Cigna Corp. 4.125% 2025		35	35
Cigna Corp. 1.25% 2026		29,087	26,230
CVS Health Corp. 1.30% 2027		25,000	21,658
CVS Health Corp. 3.625% 2027		5,440	5,296
CVS Health Corp. 3.25% 2029		1,705	1,559
CVS Health Corp. 1.875% 2031		3,295	2,654
Eli Lilly and Company 2.75% 2025		3,857	3,786
Eli Lilly and Company 3.375% 2029		206	200
EMD Finance, LLC 3.25% 2025[5]		34,412	33,488
GlaxoSmithKline PLC 3.625% 2025		9,000	8,956

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
HCA, Inc. 3.125% 2027[5]	USD	20,875	$19,234
HCA, Inc. 3.375% 2029[5]		3,524	3,123
HCA, Inc. 2.375% 2031		2,455	1,952
HCA, Inc. 3.625% 2032[5]		462	399
Humana, Inc. 3.70% 2029		4,547	4,300
Laboratory Corporation of America Holdings 1.55% 2026		874	789
Merck & Co., Inc. 2.80% 2023		26,506	26,378
Merck & Co., Inc. 2.90% 2024		11,284	11,182
Merck & Co., Inc. 2.75% 2025		1,083	1,059
Novartis Capital Corp. 2.00% 2027		715	664
Pfizer, Inc. 2.95% 2024		2,119	2,099
Roche Holdings, Inc. 2.314% 2027[5]		1,000	932
Roche Holdings, Inc. 1.93% 2028[5]		1,200	1,051
Roche Holdings, Inc. 2.076% 2031[5]		800	674
Shire PLC 2.875% 2023		5,685	5,611
Takeda Pharmaceutical Company, Ltd. 4.40% 2023		30,000	30,060
Thermo Fisher Scientific, Inc. 1.75% 2028		2,703	2,391
UnitedHealth Group, Inc. 2.375% 2024		8,045	7,870
UnitedHealth Group, Inc. 1.15% 2026		26,607	24,259
UnitedHealth Group, Inc. 3.70% 2027		655	648
UnitedHealth Group, Inc. 4.00% 2029		31,625	31,162
UnitedHealth Group, Inc. 2.00% 2030		15,760	13,447
UnitedHealth Group, Inc. 2.30% 2031		1,699	1,454
UnitedHealth Group, Inc. 4.20% 2032		3,066	3,035
			518,912

Consumer discretionary 1.69%
Amazon.com, Inc. 0.45% 2024		1,325	1,257
Amazon.com, Inc. 1.00% 2026		1,000	906
Amazon.com, Inc. 1.20% 2027		625	556
Amazon.com, Inc. 3.30% 2027		875	855
Amazon.com, Inc. 1.65% 2028		650	578
American Honda Finance Corp. 2.60% 2022		12,000	11,987
American Honda Finance Corp. 0.55% 2024		18,477	17,411
American Honda Finance Corp. 0.75% 2024		10,000	9,429
American Honda Finance Corp. 1.00% 2025		13,000	11,855
American Honda Finance Corp. 1.20% 2025		15,273	14,156
American Honda Finance Corp. 1.30% 2026		19,960	17,974
American Honda Finance Corp. 2.00% 2028		725	644
Bayerische Motoren Werke AG 3.15% 2024[5]		28,171	27,845
Bayerische Motoren Werke AG 1.25% 2026[5]		9,825	8,745
Bayerische Motoren Werke AG 2.55% 2031[5]		14,910	12,806
Daimler Trucks Finance North America, LLC 1.125% 2023[5]		600	576
Daimler Trucks Finance North America, LLC 1.625% 2024[5]		650	609
Daimler Trucks Finance North America, LLC 3.50% 2025[5]		10,000	9,718
Daimler Trucks Finance North America, LLC 2.00% 2026[5]		8,975	7,991
Daimler Trucks Finance North America, LLC 3.65% 2027[5]		2,625	2,494
Daimler Trucks Finance North America, LLC 2.375% 2028[5]		7,025	5,992
Daimler Trucks Finance North America, LLC 2.50% 2031[5]		375	303
DaimlerChrysler North America Holding Corp. 0.75% 2024[5]		1,350	1,284
DaimlerChrysler North America Holding Corp. 2.70% 2024[5]		8,000	7,794
DaimlerChrysler North America Holding Corp. 1.45% 2026[5]		18,350	16,653
General Motors Financial Co. 1.05% 2024		3,425	3,252
General Motors Financial Co. 1.50% 2026		17,355	15,265
General Motors Financial Co. 2.40% 2028		600	508
General Motors Financial Co. 2.70% 2031		300	236
Home Depot, Inc. 2.50% 2027		750	709
Home Depot, Inc. 1.50% 2028		1,102	958
Hyundai Capital America 3.25% 2022[5]		5,008	5,008
Hyundai Capital America 0.80% 2023[5]		45,800	44,868
Hyundai Capital America 0.875% 2024[5]		12,440	11,646
Hyundai Capital America 1.80% 2025[5]		6,831	6,202
Hyundai Capital America 1.30% 2026[5]		885	784
Hyundai Capital America 1.50% 2026[5]		43,742	38,314
Hyundai Capital America 1.65% 2026[5]		3,646	3,177
Hyundai Capital America 2.375% 2027[5]		745	650
Hyundai Capital America 2.00% 2028[5]		575	477

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Stellantis Finance US, Inc. 1.711% 2027[5]	USD	5,925	$5,130
Stellantis Finance US, Inc. 2.691% 2031[5]		8,375	6,644
Toyota Motor Credit Corp. 2.70% 2023		4,890	4,877
Toyota Motor Credit Corp. 0.45% 2024		1,500	1,437
Toyota Motor Credit Corp. 0.625% 2024		15,000	14,087
Toyota Motor Credit Corp. 2.90% 2024		5,064	5,002
Toyota Motor Credit Corp. 3.35% 2024		10,010	9,971
Toyota Motor Credit Corp. 0.80% 2026		7,285	6,582
Toyota Motor Credit Corp. 1.125% 2026		5,268	4,761
Toyota Motor Credit Corp. 1.90% 2028		9,400	8,376
Toyota Motor Credit Corp. 4.45% 2029		10,000	10,082
Volkswagen Group of America Finance, LLC 2.70% 2022[5]		21,732	21,727
Volkswagen Group of America Finance, LLC 3.125% 2023[5]		10,000	9,950
Volkswagen Group of America Finance, LLC 4.25% 2023[5]		9,500	9,495
Volkswagen Group of America Finance, LLC 2.85% 2024[5]		6,176	6,002
Volkswagen Group of America Finance, LLC 1.25% 2025[5]		655	591
			447,186

Communication services 1.50%
Alphabet, Inc. 0.80% 2027		4,270	3,733
AT&T, Inc. 1.70% 2026		52,567	48,010
AT&T, Inc. 2.30% 2027		33,074	30,117
AT&T, Inc. 1.65% 2028		12,360	10,626
AT&T, Inc. 4.35% 2029		5,539	5,408
AT&T, Inc. 2.75% 2031		4,850	4,160
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2024		42,050	42,072
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 2031		15,166	12,307
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.30% 2032		1,631	1,242
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 2033		10,000	8,851
Comcast Corp. 2.65% 2030		1,476	1,307
Magallanes, Inc. 3.638% 2025[5]		7,458	7,204
Magallanes, Inc. 3.755% 2027[5]		28,946	27,051
Magallanes, Inc. 4.054% 2029[5]		3,820	3,481
Magallanes, Inc. 4.279% 2032[5]		291	254
Meta Platforms, Inc. 3.85% 2032[5]		350	329
Netflix, Inc. 4.875% 2028		13,635	13,278
Netflix, Inc. 5.875% 2028		14,609	14,809
Netflix, Inc. 5.375% 2029[5]		3,880	3,829
Netflix, Inc. 6.375% 2029		325	337
Netflix, Inc. 4.875% 2030[5]		2,295	2,195
SBA Tower Trust 1.631% 2026[5]		28,592	25,191
Take-Two Interactive Software, Inc. 3.30% 2024		10,735	10,590
T-Mobile US, Inc. 3.50% 2025		19,675	19,220
T-Mobile US, Inc. 1.50% 2026		7,500	6,758
T-Mobile US, Inc. 3.75% 2027		29,000	27,824
T-Mobile US, Inc. 2.05% 2028		950	826
T-Mobile US, Inc. 3.875% 2030		3,534	3,269
T-Mobile US, Inc. 2.55% 2031		2,501	2,084
T-Mobile US, Inc. 2.875% 2031		500	423
Verizon Communications, Inc. 1.68% 2030		12,881	10,261
Verizon Communications, Inc. 1.75% 2031		27,538	21,877
Verizon Communications, Inc. 2.55% 2031		30,588	25,882
			394,805

Consumer staples 1.15%
7-Eleven, Inc. 0.625% 2023[5]		8,555	8,428
7-Eleven, Inc. 0.80% 2024[5]		1,180	1,123
7-Eleven, Inc. 0.95% 2026[5]		12,701	11,284
7-Eleven, Inc. 1.30% 2028[5]		11,240	9,393
7-Eleven, Inc. 1.80% 2031[5]		28,512	22,418
Altria Group, Inc. 2.35% 2025		6,902	6,569
Altria Group, Inc. 4.40% 2026		8,708	8,666
Altria Group, Inc. 4.80% 2029		1,761	1,707
Altria Group, Inc. 2.45% 2032		25,444	19,249
British American Tobacco PLC 2.789% 2024		35,000	33,930
British American Tobacco PLC 3.215% 2026		25,000	23,376
British American Tobacco PLC 4.70% 2027		3,931	3,829

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 4.448% 2028	USD	500	$474
British American Tobacco PLC 3.462% 2029		1,000	865
Coca-Cola Company 1.00% 2028		21,250	18,341
Conagra Brands, Inc. 4.30% 2024		2,660	2,660
Conagra Brands, Inc. 1.375% 2027		17,415	14,578
Constellation Brands, Inc. 3.60% 2024		800	793
Constellation Brands, Inc. 4.35% 2027		10,515	10,486
Constellation Brands, Inc. 4.75% 2032		122	120
Imperial Tobacco Finance PLC 6.125% 2027[5]		1,810	1,839
Keurig Dr Pepper, Inc. 4.417% 2025		1,271	1,281
Nestlé Holdings, Inc. 3.35% 2023[5]		2,000	1,996
Nestlé Holdings, Inc. 0.625% 2026[5]		10,000	8,982
Nestlé Holdings, Inc. 1.00% 2027[5]		700	608
Nestlé Holdings, Inc. 1.15% 2027[5]		19,395	17,296
Nestlé Holdings, Inc. 1.50% 2028[5]		10,000	8,686
PepsiCo, Inc. 1.625% 2030		2,236	1,890
PepsiCo, Inc. 1.95% 2031		12,003	10,173
Philip Morris International, Inc. 2.50% 2022		15,000	14,981
Philip Morris International, Inc. 1.50% 2025		15,436	14,504
Philip Morris International, Inc. 0.875% 2026		9,206	8,188
Procter & Gamble Company 0.55% 2025		2,020	1,836
Procter & Gamble Company 1.00% 2026		3,286	3,022
Procter & Gamble Company 1.20% 2030		1,000	815
Reynolds American, Inc. 4.45% 2025		5,940	5,887
Unilever Capital Corp. 2.60% 2024		1,200	1,179
Wal-Mart Stores, Inc. 1.05% 2026		915	829
Wal-Mart Stores, Inc. 1.50% 2028		675	591
			302,872

Industrials 1.00%
Boeing Company 4.508% 2023		4,000	4,008
Boeing Company 1.95% 2024		25,000	24,202
Boeing Company 4.875% 2025		2,500	2,508
Boeing Company 2.196% 2026		31,668	28,991
Boeing Company 2.75% 2026		10,788	10,098
Boeing Company 3.25% 2028		10,621	9,653
Boeing Company 5.15% 2030		4,981	4,907
Boeing Company 3.625% 2031		430	381
Canadian Pacific Railway, Ltd. 1.75% 2026		15,798	14,343
Canadian Pacific Railway, Ltd. 2.45% 2031		4,149	3,548
Emerson Electric Co. 1.80% 2027		6,753	6,067
General Dynamics Corp. 1.15% 2026		31,150	28,101
General Dynamics Corp. 2.25% 2031		273	237
General Electric Capital Corp. 4.418% 2035		325	308
Honeywell International, Inc. 2.30% 2024		24,100	23,493
L3Harris Technologies, Inc. 1.80% 2031		275	219
Masco Corp. 1.50% 2028		4,158	3,505
Otis Worldwide Corp. 2.293% 2027		2,000	1,826
Raytheon Technologies Corp. 1.90% 2031		788	637
Raytheon Technologies Corp. 2.375% 2032		425	357
Siemens AG 0.40% 2023[5]		12,011	11,829
Siemens AG 0.65% 2024[5]		11,363	10,861
Siemens AG 1.20% 2026[5]		10,147	9,134
Siemens AG 1.70% 2028[5]		625	545
Union Pacific Corp. 3.50% 2023		38,750	38,675
Union Pacific Corp. 3.15% 2024		9,803	9,719
Union Pacific Corp. 2.15% 2027		1,500	1,394
Union Pacific Corp. 2.375% 2031		10,325	8,974
Union Pacific Corp. 2.80% 2032		7,203	6,410
United Technologies Corp. 3.65% 2023		178	178
			265,108

Information technology 0.98%
Analog Devices, Inc. 1.70% 2028		5,830	5,109
Analog Devices, Inc. 2.10% 2031		182	154
Apple, Inc. 1.80% 2024		2,200	2,129
Apple, Inc. 0.55% 2025		20,000	18,261

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Apple, Inc. 1.125% 2025	USD	6,660	$6,226
Apple, Inc. 3.25% 2029		10,535	10,082
Apple, Inc. 3.35% 2032		20,400	19,307
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027		7,500	7,214
Broadcom, Inc. 3.15% 2025		15,000	14,513
Broadcom, Inc. 1.95% 2028[5]		5,558	4,773
Broadcom, Inc. 4.00% 2029[5]		181	168
Fidelity National Information Services, Inc. 1.15% 2026		9,760	8,662
Fidelity National Information Services, Inc. 1.65% 2028		1,266	1,081
Fiserv, Inc. 3.20% 2026		49,500	47,128
Fiserv, Inc. 2.65% 2030		258	220
Global Payments, Inc. 2.90% 2030		1,344	1,133
Intuit, Inc. 0.95% 2025		1,455	1,339
Intuit, Inc. 1.35% 2027		1,325	1,168
Mastercard, Inc. 1.90% 2031		500	427
Mastercard, Inc. 2.00% 2031		163	137
Microsoft Corp. 2.40% 2026		1,377	1,315
Oracle Corp. 1.65% 2026		32,540	29,359
Oracle Corp. 2.30% 2028		26,415	22,985
Oracle Corp. 2.875% 2031		21,359	17,726
PayPal Holdings, Inc. 1.35% 2023		10,020	9,850
PayPal Holdings, Inc. 3.90% 2027		11,364	11,226
PayPal Holdings, Inc. 2.30% 2030		1,833	1,577
PayPal Holdings, Inc. 4.40% 2032		4,155	4,096
salesforce.com, inc. 1.50% 2028		8,025	7,032
salesforce.com, inc. 1.95% 2031		150	126
VeriSign, Inc. 2.70% 2031		3,437	2,826
Visa, Inc. 0.75% 2027		500	433
			257,782

Real estate 0.77%
Alexandria Real Estate Equities, Inc. 3.80% 2026		3,875	3,784
Alexandria Real Estate Equities, Inc. 2.75% 2029		2,285	1,995
American Tower Corp. 1.45% 2026		14,181	12,468
American Tower Corp. 1.60% 2026		10,982	9,855
American Tower Corp. 3.65% 2027		635	605
American Tower Corp. 2.70% 2031		255	211
American Tower Corp. 4.05% 2032		75	69
Corporate Office Properties, LP 2.25% 2026		3,253	2,918
Corporate Office Properties, LP 2.00% 2029		4,494	3,555
Corporate Office Properties, LP 2.75% 2031		1,289	1,014
Equinix, Inc. 2.625% 2024		30,443	29,322
Equinix, Inc. 1.25% 2025		14,633	13,393
Equinix, Inc. 1.45% 2026		15,578	13,946
Equinix, Inc. 1.80% 2027		6,163	5,399
Equinix, Inc. 1.55% 2028		4,910	4,169
Equinix, Inc. 2.00% 2028		13,563	11,666
Equinix, Inc. 2.15% 2030		7,462	6,104
Equinix, Inc. 2.50% 2031		337	277
Extra Space Storage, Inc. 2.35% 2032		79	62
Invitation Homes Operating Partnership, LP 2.30% 2028		7,745	6,472
Invitation Homes Operating Partnership, LP 2.00% 2031		228	173
Public Storage 1.85% 2028		15,427	13,713
Public Storage 1.95% 2028		3,041	2,673
Scentre Group 3.25% 2025[5]		1,360	1,294
Sun Communities Operating, LP 2.30% 2028		8,627	7,294
Sun Communities Operating, LP 2.70% 2031		353	285
Sun Communities Operating, LP 4.20% 2032		360	323
VICI Properties, LP 4.375% 2025		10,073	9,849
VICI Properties, LP 4.75% 2028		38,841	37,328
VICI Properties, LP 4.95% 2030		600	577
WEA Finance, LLC 3.75% 2024[5]		3,790	3,636
			204,429

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 0.55%
Baker Hughes Co. 2.061% 2026	USD	3,307	$3,012
BP Capital Markets America, Inc. 2.721% 2032		8,700	7,593
Canadian Natural Resources, Ltd. 2.95% 2023		9,000	8,954
Canadian Natural Resources, Ltd. 2.05% 2025		1,840	1,714
Chevron Corp. 1.554% 2025		10,000	9,440
Chevron Corp. 1.995% 2027		7,111	6,578
Chevron USA, Inc. 0.687% 2025		3,543	3,238
Chevron USA, Inc. 1.018% 2027		2,992	2,610
Continental Resources, Inc. 2.875% 2032[5]		163	128
Energy Transfer Operating, LP 2.90% 2025		2,690	2,550
Energy Transfer Operating, LP 3.75% 2030		1,340	1,206
Energy Transfer Partners, LP 4.20% 2023		8,105	8,091
Exxon Mobil Corp. 2.019% 2024		7,299	7,081
Exxon Mobil Corp. 2.992% 2025		5,000	4,894
Exxon Mobil Corp. 2.61% 2030		5,550	4,965
Kinder Morgan, Inc. 4.30% 2028		500	489
MPLX, LP 1.75% 2026		7,911	7,165
MPLX, LP 4.95% 2032		298	289
ONEOK, Inc. 2.20% 2025		878	815
ONEOK, Inc. 5.85% 2026		26,677	27,388
ONEOK, Inc. 4.55% 2028		9,117	8,846
ONEOK, Inc. 6.35% 2031		4,604	4,814
Pioneer Natural Resources Company 1.125% 2026		12,333	11,027
Qatar Petroleum 1.375% 2026[5]		1,700	1,543
Saudi Arabian Oil Co. 1.625% 2025[5]		1,920	1,784
Shell International Finance BV 2.00% 2024		3,200	3,096
Total Capital International 2.434% 2025		6,245	6,041
Williams Companies, Inc. 3.50% 2030		494	445
			145,796

Materials 0.27%
Anglo American Capital PLC 5.375% 2025[5]		10,000	10,073
ArcelorMittal 3.60% 2024		2,058	2,038
Celanese US Holdings, LLC 6.05% 2025		3,000	3,009
Celanese US Holdings, LLC 6.165% 2027		3,000	3,005
Celanese US Holdings, LLC 6.33% 2029		2,500	2,494
Dow Chemical Co. 2.10% 2030		12,000	9,809
Ecolab, Inc. 1.65% 2027		775	706
Glencore Funding, LLC 1.625% 2026[5]		21,000	18,630
International Flavors & Fragrances, Inc. 1.23% 2025[5]		10,000	9,000
International Flavors & Fragrances, Inc. 1.832% 2027[5]		5,062	4,341
LYB International Finance III, LLC 1.25% 2025		1,227	1,108
LYB International Finance III, LLC 2.25% 2030		1,192	978
Praxair, Inc. 1.10% 2030		4,191	3,369
Sherwin-Williams Company 2.20% 2032		475	386
Vale Overseas, Ltd. 3.75% 2030		2,291	1,996
			70,942

Total corporate bonds, notes & loans			5,281,593

Asset-backed obligations 10.33%
Aesop Funding, LLC, Series 2017-2A, Class A, 2.97% 2024[1,5]		10,355	10,317
Aesop Funding, LLC, Series 2018-1A, Class A, 3.70% 2024[1,5]		3,231	3,216
Aesop Funding, LLC, Series 2019-2A, Class A, 3.35% 2025[1,5]		24,180	23,694
Aesop Funding, LLC, Series 2018-2A, Class A, 4.00% 2025[1,5]		35,500	35,243
Aesop Funding, LLC, Series 2020-1A, Class A, 2.33% 2026[1,5]		15,377	14,501
Aesop Funding, LLC, Series 2021-1A, Class A, 1.38% 2027[1,5]		24,707	21,894
Aesop Funding, LLC, Series 2020-2, Class A, 2.02% 2027[1,5]		6,742	6,189
Aesop Funding, LLC, Series 2020-2A, Class B, 2.96% 2027[1,5]		692	635
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,5]		31,158	30,941
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[1,5]		30,069	28,490
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[1,5]		11,036	10,670
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[1,3,5]		11,352	11,256
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 3.462% 2030[1,3,5]		22,217	22,000

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 3.69% 2030[1,3,5]	USD	16,982	$16,723
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 4.362% 2029[1,3,5]		12,500	12,326
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[1,5]		420	420
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,5]		1,573	1,561
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 2026[1,5]		3,921	3,905
American Express Credit Account Master Trust, Series 2018-5, Class A, 2.731% 2025[1,3]		1,060	1,061
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 2.771% 2026[1,3]		49,425	49,442
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 2027[1]		9,379	9,355
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 2036[1,5]		18,796	18,497
American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467% 2052[1,5]		1,728	1,683
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 2052[1,5]		39,323	38,436
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 2052[1,5]		6,605	6,514
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[1]		1,514	1,505
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 3.679% 2028[1,3,5]		30,033	29,686
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[1,3,5]		44,485	43,895
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,5]		2,002	1,963
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,5]		8,500	8,083
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,5]		6,672	6,240
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[1,5]		1,048	933
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,5]		7,827	7,428
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[1,5]		1,748	1,540
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2035[1,5]		10,415	9,941
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[1,5]		3,789	3,214
Capital One Multi-Asset Execution Trust, Series 18-2, Class A2, (1-month USD-LIBOR + 0.35%) 2.741% 2026[1,3]		48,059	48,119
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[1]		523	502
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[1]		1,496	1,386
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[1,5]		12,903	11,256
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[1,5]		3,999	3,596
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[1,3,5]		53,874	53,254
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[1,5]		55,853	50,785
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[1,5]		10,673	9,158
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[1,5]		38,615	34,145
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[1,5]		47,992	47,987
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 2062[1,5]		11,662	11,624
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 2.798% 2029[1,3,5]		3,500	3,438
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 2.713% 2025[1,3]		25,270	25,276
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 2045[1,5]		3,927	3,500
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 2045[1,5]		2,453	2,205
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 2045[1,5]		9,020	8,028
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2046[1,5]		4,497	3,949
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,3,5]		79	79
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 2026[1,5]		8,776	8,657
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,5]		354	354
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,5]		724	723
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 2030[1,5]		7,107	7,097
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[1,5]		16,988	16,770
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[1,5]		8,350	8,085
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,5]		1,766	1,763
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,5]		11,000	10,514
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 2.781% 2026[1,3]		49,403	49,420
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[1]		3,706	3,703
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[1]		9,031	8,994
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[1]		3,964	3,896
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[1,5]		1,375	1,371
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[1,5]		5,013	4,980
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[1,5]		1,728	1,702
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[1,5]		11,781	11,714

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,5]	USD	16	$16
Drivetime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 2026[1,5]		5,725	5,655
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[1,5]		4,607	4,567
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,5]		387	385
Drivetime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 2028[1,5]		10,000	9,729
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 3.492% 2028[1,3,5]		56,781	56,246
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[1,5]		2,929	2,579
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 2028[1,5]		15,010	14,710
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 2029[1,5]		8,754	8,773
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 2024[1]		4,751	4,747
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[1]		11,289	11,198
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[1,5]		3,325	3,321
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,5]		4,344	4,335
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,5]		2,525	2,526
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 2027[1]		13,665	13,623
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[1,5]		1,366	1,348
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,5]		20,401	18,744
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[1,5]		4,139	3,730
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 2039[1,5]		4,794	4,686
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[1,5]		8,524	8,093
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,5]		1,710	1,673
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[1,5]		6,591	5,994
Freedom Financial Trust, Series 2021-3FP, Class A, 0.62% 2028[1,5]		198	197
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 2045[1,5]		10,407	9,501
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 2045[1,5]		1,427	1,301
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[1,5]		7,837	6,950
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,5]		5,541	5,321
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,5]		19,086	17,362
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,5]		20,900	18,990
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[1,5]		37,463	33,334
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[1,5]		13,383	11,898
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[1]		232	231
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[1]		855	847
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,5]		49,301	45,828
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,5]		3,904	3,620
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[1,5]		1,077	988
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 2026[1,5]		28,105	26,163
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[1,5]		2,450	2,238
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 2026[1,5]		14,390	13,985
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,5]		74,397	66,450
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,5]		6,526	5,788
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 2028[1,5]		16,820	15,120
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[1,5]		4,495	3,955
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 2028[1,5]		15,000	14,324
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[1]		1,000	999
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[1,5]		14,875	14,386
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[1,5]		1,970	1,855
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 2027[1,5]		22,883	22,908
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 2027[1,5]		1,759	1,749
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[1,3,5]		14,910	14,816
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[1,3,5]		48,265	47,737
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[1,3,5]		26,340	26,115
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 3.817% 2030[1,3,5]		8,339	8,339
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[1,5]		39,300	37,246
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[1,5]		20,393	19,693
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[1,5]		2,195	2,121
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 2027[1,5]		14,466	14,295
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,5]		7,148	6,432
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,5]		11,596	10,242
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[1,5]		27,117	23,806
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,5]		30,310	27,178

28	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,5]	USD	10,033	$8,722
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[1,5]		33,225	29,121
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[1,5]		16,391	14,476
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,5]		32,670	29,394
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,5]		39,049	35,200
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,5]		100,599	91,880
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 3.108% 2062[1,3,5]		24,766	24,031
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,5]		204,315	177,645
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[1,3,5]		10,400	10,271
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[1,5]		26,257	24,563
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[1,5]		817	745
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 2028[1,5]		20,600	19,220
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[1,5]		19,790	18,172
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 2031[1,5]		2,000	1,836
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[1]		322	301
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[1]		1,708	1,597
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 3.997% 2028[1,3,5]		18,782	18,653
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 3.312% 2029[1,3,5]		17,409	17,130
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[1,3,5]		4,710	4,663
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 3.912% 2029[1,3,5]		8,556	8,370
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 4.234% 2029[1,3,5]		6,000	5,859
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 3.378% 2030[1,3,5]		11,207	11,065
Palmer Square Loan Funding, CLO, Series 2022-5A, Class A1, (3-month USD CME Term SOFR + 1.56%) 3.494% 2031[1,3,5]		22,000	21,834
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[1,5]		12,682	12,604
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 2036[1]		3,145	3,049
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 3.694% 2051[1,3,5]		4,658	4,558
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 3.452% 2030[1,3,5]		32,910	32,425
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[1,5]		25,767	25,747
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[1,5]		161	161
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[1]		3,716	3,697
Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98% 2025[1]		2,216	2,218
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 4.50% 2025[1]		12,332	12,340
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.68% 2026[1]		20,390	20,332
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 2027[1]		10,100	10,032
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.94% 2027[1]		5,592	5,567
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 5.44% 2028[1]		1,595	1,588
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,5]		9,003	7,995
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[1,5]		8,903	8,033
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[1,3,5]		36,320	35,908
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[1,5]		12,581	11,120
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[1,5]		11,444	10,197
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,5]		5,830	5,426
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[1,5]		1,402	1,290
Stratus Static CLO, Ltd., Series 2022-2A, Class A, (3-month USD CME Term SOFR + 1.90%) 3.30% 2030[1,3,5]		9,142	9,116
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[1,5]		30,410	28,102
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[1,5]		4,568	4,119
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[1,5]		3,906	3,514
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[1,5]		3,160	2,839
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[1,5]		461	429
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[1,5]		3,729	3,255
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[1,5]		34,483	30,579
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,5]		47,755	46,534
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[1]		5,075	5,025
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[1,5]		24,324	21,527

Intermediate Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[1,5]	USD	4,398	$3,967
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 2046[1,5]		8,367	7,242
Verizon Master Trust, Series 2022-6, Class A, 3.67% 2029 (4.42% on 8/20/2025)[1,6]		8,444	8,398
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[1]		1,661	1,654
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[1,5]		13,331	13,200
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[1,5]		3,243	3,238
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[1,5]		6,745	6,671
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[1,5]		15,110	14,991
			2,725,848

Bonds & notes of governments & government agencies outside the U.S. 3.94%
Alberta (Province of) 1.875% 2024		20,000	19,252
Asian Development Bank 2.75% 2023		5,000	4,983
Asian Development Bank 0.625% 2024		20,642	19,434
Asian Development Bank 1.50% 2024		19,642	18,832
Asian Development Bank 2.50% 2027		5,573	5,318
Asian Development Bank 2.75% 2028		4	4
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[5]		30,000	28,364
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]		9,090	9,076
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]		20,000	18,092
Canada 2.875% 2025		53,870	52,913
Canada 0.75% 2026		63,240	57,078
CPPIB Capital, Inc. 0.50% 2024[5]		6,052	5,684
CPPIB Capital, Inc. 0.875% 2026[5]		12,181	10,866
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 2.27% 2026[3,5]		21,879	22,556
Denmark (Kingdom of) 0.125% 2022[5]		7,860	7,828
Denmark (Kingdom of) 0.125% 2022		5,235	5,214
Development Bank of Japan, Inc. 1.75% 2025[5]		22,926	21,818
Development Bank of Japan, Inc. 1.25% 2026[5]		25,316	22,796
Development Bank of Japan, Inc. 1.75% 2031[5]		4,590	3,911
European Investment Bank 2.25% 2024		2,215	2,166
European Investment Bank 2.75% 2025		31,476	30,768
European Investment Bank 0.75% 2026		15,311	13,679
European Investment Bank 0.625% 2027		2,450	2,128
European Stability Mechanism 2.125% 2022[5]		33,322	33,281
European Stability Mechanism 0.375% 2025[5]		8,584	7,797
Inter-American Development Bank 0.50% 2024		10,000	9,401
Inter-American Development Bank 1.75% 2025		1,704	1,629
Inter-American Development Bank 0.625% 2027		7,000	6,084
Inter-American Development Bank 1.125% 2028		1	1
International Bank for Reconstruction and Development 0.75% 2025		14,923	13,912
International Bank for Reconstruction and Development 1.625% 2025		3	3
International Bank for Reconstruction and Development 1.625% 2031		9,716	8,403
International Development Assn. 0.375% 2025[5]		32,000	28,988
Italy (Republic of) 2.375% 2024		29,500	28,095
Japan Bank for International Cooperation 0.625% 2023		14,800	14,486
Japan Bank for International Cooperation 2.50% 2024		12,280	12,025
Japan Bank for International Cooperation 2.875% 2025		17,670	17,238
Japan Bank for International Cooperation 1.875% 2031		9,834	8,507
KfW 0.50% 2024		30,000	28,207
KfW 0.375% 2025		20,670	18,866
Kommunalbanken 0.50% 2024[5]		14,934	14,005
Kommunalbanken 0.375% 2025[5]		41,068	37,252
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]		47,515	46,038
Kommuninvest i Sverige Aktiebolag 0.50% 2023[5]		18,739	18,275
Kommuninvest i Sverige Aktiebolag 2.875% 2024[5]		7,867	7,759
OMERS Finance Trust 3.50% 2032[5]		4,988	4,799
Ontario Teachers’ Finance Trust 0.875% 2026[5]		36,960	32,930
Ontario Teachers’ Finance Trust 3.00% 2027[5]		31,138	30,113
Ontario Teachers’ Finance Trust 2.00% 2031[5]		5,070	4,401
Poland (Republic of) 3.00% 2023		5,000	4,975
Poland (Republic of) 4.00% 2024		4,607	4,609
Poland (Republic of) 3.25% 2026		472	465
Portuguese Republic 5.125% 2024		51,000	52,210
PSP Capital, Inc. 1.625% 2028[5]		22,052	19,465
Qatar (State of) 3.875% 2023[5]		11,737	11,758

30	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Qatar (State of) 3.375% 2024[5]	USD	9,928	$9,893
Qatar (State of) 4.00% 2029		5,000	5,106
Quebec (Province of) 0.60% 2025		56,321	51,593
Saskatchewan (Province of) 3.25% 2027		29,305	28,791
Sweden (Kingdom of) 2.375% 2023[5]		12,135	12,087
Swedish Export Credit Corp. 3.625% 2024		22,643	22,598
			1,038,805

Federal agency bonds & notes 0.39%
Fannie Mae 0.25% 2023		3,995	3,908
Fannie Mae 0.75% 2027		10,000	8,787
Fannie Mae 0.875% 2030		38,662	31,838
Federal Farm Credit Banks 1.125% 2025		4,181	3,959
Federal Farm Credit Banks 1.75% 2025		24,055	23,041
Federal Farm Credit Banks 1.60% 2033		2,926	2,408
Freddie Mac 0.25% 2023[7]		24,687	24,049
Freddie Mac 0.25% 2023		6,250	6,045
			104,035

Municipals 0.15%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 2028		11,085	9,939

Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025		11,385	10,561
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027		3,785	3,389
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		3,805	3,258
			17,208

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028		15,255	13,547

Total municipals			40,694

Total bonds, notes & other debt instruments (cost: $27,302,570,000)			26,023,729

Preferred securities 0.01%		Shares
Financials 0.01%
CoBank, ACB, Class E, 3.608% noncumulative preferred shares[3,5]		4,000	3,240

Total preferred securities (cost: $3,985,000)			3,240

Short-term securities 21.00%
Money market investments 21.00%
Capital Group Central Cash Fund 2.26%[9,10]		55,431,274	5,542,019

Total short-term securities (cost: $5,542,101,000)			5,542,019
Total investment securities 119.59% (cost: $32,848,656,000)			31,568,988
Other assets less liabilities (19.59)%			(5,170,405)

Net assets 100.00%			$26,398,583

Intermediate Bond Fund of America	31

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 8/31/2022 (000)
30 Day Federal Funds Futures	Short	60	February 2023	USD	(24,069)	$117
2 Year U.S. Treasury Note Futures	Long	12,165	December 2022		2,534,312	(4,170)
5 Year U.S. Treasury Note Futures	Long	48,447	December 2022		5,368,911	(23,587)
10 Year U.S. Treasury Note Futures	Long	8,073	December 2022		943,784	(6,158)
10 Year Ultra U.S. Treasury Note Futures	Short	15,760	December 2022		(1,972,955)	9,617
20 Year U.S. Treasury Bond Futures	Long	246	December 2022		33,417	(156)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,614	December 2022		(241,293)	(790)
						$(25,127)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		8/31/2022 (000)	(received) (000)	at 8/31/2022 (000)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD	231,800	$(508)	$—	$(508)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		480,632	(808)	—	(808)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		519,368	(850)	—	(850)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		35,882	(102)	—	(102)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		170,100	(562)	—	(562)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045		328,100	125,760	(194)	125,954
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050		8,300	3,488	—	3,488
							$126,418	$(194)	$126,612

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 8/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD1,861,697	$(6,209)	$(21,757)	$15,548

Investments in affiliates10

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 8/31/2022 (000)	Dividend income (000)
Short-term securities 21.00%
Money market investments 21.00%
Capital Group Central Cash Fund[9]	$4,038,762	$11,021,309	$9,516,405	$(1,216)	$(431)	$5,542,019	$29,512

32	Intermediate Bond Fund of America

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,841,440,000, which represented 22.13% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $123,723,000, which represented .47% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Rate represents the seven-day yield at 8/31/2022.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

Fin. = Finance

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

Intermediate Bond Fund of America	33

Financial statements

Statement of assets and liabilities at August 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $27,306,555)	$26,026,969
Affiliated issuers (cost: $5,542,101)	5,542,019	$31,568,988
Cash		680
Receivables for:
Sales of investments	3,972,285
Sales of fund’s shares	23,417
Dividends and interest	87,729
Variation margin on futures contracts	5,717
Variation margin on centrally cleared swap contracts	2,638	4,091,786
		35,661,454
Liabilities:
Payables for:
Purchases of investments	9,205,716
Repurchases of fund’s shares	44,711
Dividends on fund’s shares	1,249
Investment advisory services	5,242
Services provided by related parties	3,879
Trustees’ deferred compensation	375
Variation margin on futures contracts	1,484
Variation margin on centrally cleared swap contracts	145
Other	70	9,262,871
Net assets at August 31, 2022		$26,398,583

Net assets consist of:
Capital paid in on shares of beneficial interest		$28,444,731
Total accumulated loss		(2,046,148)
Net assets at August 31, 2022		$26,398,583

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,070,683 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$9,556,677	749,570	$12.75
Class C	37,542	2,950	12.73
Class T	10	1	12.75
Class F-1	134,557	10,553	12.75
Class F-2	3,253,455	255,183	12.75
Class F-3	1,394,948	109,455	12.74
Class 529-A	439,238	34,451	12.75
Class 529-C	5,646	444	12.72
Class 529-E	13,571	1,064	12.75
Class 529-T	11	1	12.75
Class 529-F-1	9	1	12.75
Class 529-F-2	108,754	8,528	12.75
Class 529-F-3	9	1	12.75
Class R-1	4,212	331	12.72
Class R-2	77,879	6,121	12.72
Class R-2E	7,221	567	12.73
Class R-3	122,991	9,648	12.75
Class R-4	116,568	9,142	12.75
Class R-5E	10,681	838	12.75
Class R-5	28,710	2,252	12.75
Class R-6	11,085,894	869,582	12.75

Refer to the notes to financial statements.

34	Intermediate Bond Fund of America

Financial statements (continued)

Statement of operations for the year ended August 31, 2022	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$665,192
Dividends (includes $29,512 from affiliates)	29,575	$694,767
Fees and expenses*:
Investment advisory services	57,378
Distribution services	34,438
Transfer agent services	15,462
Administrative services	9,194
529 plan services	365
Reports to shareholders	631
Registration statement and prospectus	1,157
Trustees’ compensation	54
Auditing and legal	66
Custodian	79
Other	43	118,867
Net investment income		575,900

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(907,978)
Affiliated issuers	(1,216)
Futures contracts	(167,311)
Swap contracts	225,399	(851,106)
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(1,674,236)
Affiliated issuers	(431)
Futures contracts	(16,908)
Swap contracts	(17,269)	(1,708,844)
Net realized loss and unrealized depreciation		(2,559,950)

Net decrease in net assets resulting from operations		$(1,984,050)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended August 31,
	2022	2021
Operations:
Net investment income	$575,900	$309,241
Net realized (loss) gain	(851,106)	43,158
Net unrealized depreciation	(1,708,844)	(189,474)
Net (decrease) increase in net assets resulting from operations	(1,984,050)	162,925

Distributions paid or accrued to shareholders	(572,931)	(919,571)

Net capital share transactions	(2,740,311)	5,500,188

Total (decrease) increase in net assets	(5,297,292)	4,743,542

Net assets:
Beginning of year	31,695,875	26,952,333
End of year	$26,398,583	$31,695,875

Refer to the notes to financial statements.

Intermediate Bond Fund of America	35

Notes to financial statements

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

36	Intermediate Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Intermediate Bond Fund of America	37

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$8,725,845	$—	$8,725,845
U.S. Treasury bonds & notes	—	8,106,909	—	8,106,909
Corporate bonds, notes & loans	—	5,281,593	—	5,281,593
Asset-backed obligations	—	2,725,848	—	2,725,848
Bonds & notes of governments & government agencies outside the U.S.	—	1,038,805	—	1,038,805
Federal agency bonds & notes	—	104,035	—	104,035
Municipals	—	40,694	—	40,694
Preferred securities	—	3,240	—	3,240
Short-term securities	5,542,019	—	—	5,542,019
Total	$5,542,019	$26,026,969	$—	$31,568,988

38	Intermediate Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,734	$—	$—	$9,734
Unrealized appreciation on centrally cleared interest rate swaps	—	129,442	—	129,442
Unrealized appreciation on centrally cleared credit default swaps	—	15,548	—	15,548
Liabilities:
Unrealized depreciation on futures contracts	(34,861)	—	—	(34,861)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,830)	—	(2,830)
Total	$(25,127)	$142,160	$—	$117,033

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Intermediate Bond Fund of America	39

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

40	Intermediate Bond Fund of America

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

Intermediate Bond Fund of America	41

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,649,209,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,151,404,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

42	Intermediate Bond Fund of America

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,400,885,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the year ended, August 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$9,734	Unrealized depreciation*	$34,861
Swap (centrally cleared)	Interest	Unrealized appreciation*	129,442	Unrealized depreciation*	2,830
Swap (centrally cleared)	Credit	Unrealized appreciation*	15,548	Unrealized depreciation*	—
			$154,724		$37,691

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(167,311)	Net unrealized depreciation on futures contracts	$(16,908)
Swap	Interest	Net realized gain on swap contracts	231,234	Net unrealized depreciation on swap contracts	(37,132)
Swap	Credit	Net realized loss on swap contracts	(5,835)	Net unrealized appreciation on swap contracts	19,863
			$58,088		$(34,177)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Intermediate Bond Fund of America	43

As of and during the year ended August 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2022, the fund reclassified $2,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$88,288
Capital loss carryforward[1]	(960,778)
Gross unrealized appreciation on investments	169,006
Gross unrealized depreciation on investments	(1,340,874)
Net unrealized depreciation on investments	(1,171,868)
Cost of investments	32,879,840

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended August 31, 2022					Year ended August 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$168,771		$—	$168,771		$226,573		$65,943		$292,516
Class C	435		—	435		810		326		1,136
Class T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	2,492		—	2,492		5,548		1,719		7,267
Class F-2	66,161		—	66,161		76,824		19,541		96,365
Class F-3	28,312		—	28,312		29,564		7,101		36,665
Class 529-A	8,105		—	8,105		11,966		3,487		15,453
Class 529-C	65		—	65		133		54		187
Class 529-E	227		—	227		401		129		530
Class 529-T	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	—	[2]	221		—	[2]	221
Class 529-F-2[3]	2,293		—	2,293		2,869		808		3,677
Class 529-F-3[3]	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-1	49		—	49		87		35		122
Class R-2	877		—	877		1,687		678		2,365
Class R-2E	94		—	94		151		54		205
Class R-3	1,873		—	1,873		3,136		1,042		4,178
Class R-4	2,191		—	2,191		3,332		960		4,292
Class R-5E	214		—	214		240		62		302
Class R-5	634		—	634		953		247		1,200
Class R-6	290,138		—	290,138		364,003		88,887		452,890
Total	$572,931		$—	$572,931		$728,498		$191,073		$919,571

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

44	Intermediate Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the year ended August 31, 2022, the investment advisory services fees were $57,378,000, which were equivalent to an annualized rate of 0.187% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Intermediate Bond Fund of America	45

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2022, the 529 plan services fees were $365,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the year ended August 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$30,561	$10,134		$3,068		Not applicable
Class C	442	43		13		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	390	237		47		Not applicable
Class F-2	Not applicable	3,830		1,022		Not applicable
Class F-3	Not applicable	4		407		Not applicable
Class 529-A	1,171	463		148		$284
Class 529-C	67	6		2		4
Class 529-E	79	4		5		9
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	47		35		68
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	47	4		1		Not applicable
Class R-2	634	277		25		Not applicable
Class R-2E	44	15		2		Not applicable
Class R-3	677	197		41		Not applicable
Class R-4	326	128		39		Not applicable
Class R-5E	Not applicable	17		3		Not applicable
Class R-5	Not applicable	16		10		Not applicable
Class R-6	Not applicable	40		4,326		Not applicable
Total class-specific expenses	$34,438	$15,462		$9,194		$365

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $54,000 in the fund’s statement of operations reflects $99,000 in current fees (either paid in cash or deferred) and a net decrease of $45,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

46	Intermediate Bond Fund of America

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,953,000 and $12,176,000, respectively, which generated $2,006,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$1,797,434	133,862	$167,238		12,708		$(2,167,455)	(162,580)	$(202,783)	(16,010)
Class C	12,738	951	430		33		(22,322)	(1,672)	(9,154)	(688)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,354	1,447	2,399		182		(60,568)	(4,505)	(38,815)	(2,876)
Class F-2	1,514,390	113,374	64,423		4,886		(1,428,011)	(107,593)	150,802	10,667
Class F-3	578,278	43,439	28,261		2,145		(414,597)	(31,159)	191,942	14,425
Class 529-A	67,417	5,014	8,067		613		(124,159)	(9,310)	(48,675)	(3,683)
Class 529-C	2,602	194	64		5		(4,158)	(312)	(1,492)	(113)
Class 529-E	1,814	135	225		17		(5,137)	(384)	(3,098)	(232)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	22,039	1,636	2,284		173		(25,906)	(1,944)	(1,583)	(135)
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	1,219	91	48		4		(1,719)	(130)	(452)	(35)
Class R-2	19,854	1,486	871		67		(31,541)	(2,348)	(10,816)	(795)
Class R-2E	2,135	161	94		7		(2,563)	(191)	(334)	(23)
Class R-3	28,532	2,129	1,850		141		(44,129)	(3,297)	(13,747)	(1,027)
Class R-4	26,454	1,971	2,179		165		(40,241)	(3,025)	(11,608)	(889)
Class R-5E	4,444	331	212		16		(4,074)	(306)	582	41
Class R-5	8,506	636	626		48		(11,839)	(888)	(2,707)	(204)
Class R-6	1,920,128	142,769	289,103		21,893		(4,947,604)	(380,023)	(2,738,373)	(215,361)
Total net increase (decrease)	$6,027,338	449,626	$568,374		43,103		$(9,336,023)	(709,667)	$(2,740,311)	(216,938)

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	47

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2021

Class A	$2,955,986	211,157	$290,518		20,796		$(1,899,820)	(136,014)	$1,346,684	95,939
Class C	30,274	2,162	1,133		81		(26,621)	(1,903)	4,786	340
Class T	—	—	—		—		—	—	—	—
Class F-1	109,247	7,751	7,125		510		(145,856)	(10,465)	(29,484)	(2,204)
Class F-2	1,828,599	130,739	94,492		6,766		(1,070,559)	(76,794)	852,532	60,711
Class F-3	736,907	52,696	36,616		2,624		(357,662)	(25,627)	415,861	29,693
Class 529-A	118,910	8,495	15,431		1,104		(116,106)	(8,307)	18,235	1,292
Class 529-C	4,351	312	187		13		(5,126)	(367)	(588)	(42)
Class 529-E	3,630	259	529		38		(4,662)	(335)	(503)	(38)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,306	303	114		8		(125,139)	(8,818)	(120,719)	(8,507)
Class 529-F-2[3]	146,240	10,331	3,647		261		(26,922)	(1,929)	122,965	8,663
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	2,230	160	122		9		(3,122)	(224)	(770)	(55)
Class R-2	28,379	2,027	2,357		169		(35,857)	(2,566)	(5,121)	(370)
Class R-2E	3,844	275	204		15		(3,555)	(256)	493	34
Class R-3	50,024	3,568	4,154		297		(55,838)	(3,996)	(1,660)	(131)
Class R-4	43,410	3,095	4,285		307		(50,751)	(3,626)	(3,056)	(224)
Class R-5E	6,159	440	301		21		(2,848)	(204)	3,612	257
Class R-5	7,871	562	1,199		86		(13,028)	(932)	(3,958)	(284)
Class R-6	4,075,937	291,246	451,163		32,307		(1,626,231)	(116,748)	2,900,869	206,805
Total net increase (decrease)	$10,156,314	725,579	$913,577		65,412		$(5,569,703)	(399,111)	$5,500,188	391,880

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $61,497,283,000 and $57,284,995,000, respectively, during the year ended August 31, 2022.

48	Intermediate Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
8/31/2022	$13.86	$.22	$(1.11)	$(.89)	$(.22)	$—	$(.22)	$12.75	(6.45)%	$9,557		.62%		.62%		1.66%
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	10,608		.61		.61		.80
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.89	9,521		.63		.63		1.41
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.15)	7,317		.60		.60		1.61
Class C:
8/31/2022	13.84	.12	(1.09)	(.97)	(.14)	—	(.14)	12.73	(7.04)	37		1.32		1.32		.91
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.34)	50		1.30		1.30		.11
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	56		1.39		1.39		.81
Class T:
8/31/2022	13.85	.26	(1.10)	(.84)	(.26)	—	(.26)	12.75	(6.09)[5]	—	[6]	.31	[5]	.31	[5]	1.98	[5]
8/31/2021	14.21	.15	(.06)	.09	(.16)	(.29)	(.45)	13.85	.62 [5]	—	[6]	.32	[5]	.32	[5]	1.09	[5]
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [5]	—	[6]	.34	[5]	.34	[5]	1.71	[5]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [5]	—	[6]	.37	[5]	.37	[5]	2.17	[5]
8/31/2018	13.49	.24	(.36)	(.12)	(.23)	—	(.23)	13.14	(.91)[5]	—	[6]	.37	[5]	.37	[5]	1.84	[5]
Class F-1:
8/31/2022	13.86	.21	(1.10)	(.89)	(.22)	—	(.22)	12.75	(6.45)	134		.62		.62		1.60
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	186		.60		.60		.78
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
8/31/2018	13.49	.20	(.36)	(.16)	(.19)	—	(.19)	13.14	(1.22)	150		.67		.67		1.53
Class F-2:
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.18)	3,253		.34		.34		1.95
8/31/2021	14.22	.15	(.06)	.09	(.16)	(.29)	(.45)	13.86	.63	3,388		.32		.32		1.10
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
8/31/2018	13.49	.25	(.38)	(.13)	(.22)	—	(.22)	13.14	(.92)	1,068		.37		.37		1.86
Class F-3:
8/31/2022	13.85	.28	(1.12)	(.84)	(.27)	—	(.27)	12.74	(6.08)	1,395		.23		.23		2.10
8/31/2021	14.21	.17	(.07)	.10	(.17)	(.29)	(.46)	13.85	.74	1,316		.21		.21		1.21
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
8/31/2018	13.49	.26	(.38)	(.12)	(.24)	—	(.24)	13.13	(.82)	453		.27		.27		1.95
Class 529-A:
8/31/2022	13.86	.22	(1.11)	(.89)	(.22)	—	(.22)	12.75	(6.44)	439		.61		.61		1.65
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	529		.60		.60		.81
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87
8/31/2018	13.49	.20	(.37)	(.17)	(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	49

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
8/31/2022	$13.83	$.12	$(1.10)	$(.98)	$(.13)	$—	$(.13)	$12.72	(7.08)%	$6		1.37%		1.37%		.87%
8/31/2021	14.21	.01	(.07)	(.06)	(.03)	(.29)	(.32)	13.83	(.42)	8		1.33		1.33		.07
8/31/2020	13.62	.10	.71	.81	(.10)	(.12)	(.22)	14.21	6.04	8		1.37		1.37		.74
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80	22		1.39		1.39		1.16
8/31/2018	13.48	.10	(.36)	(.26)	(.09)	—	(.09)	13.13	(1.87)	22		1.43		1.43		.73
Class 529-E:
8/31/2022	13.86	.19	(1.10)	(.91)	(.20)	—	(.20)	12.75	(6.62)	14		.81		.81		1.44
8/31/2021	14.22	.09	(.07)	.02	(.09)	(.29)	(.38)	13.86	.15	18		.79		.79		.61
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69	19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35	17		.86		.86		1.69
8/31/2018	13.49	.18	(.37)	(.19)	(.16)	—	(.16)	13.14	(1.41)	16		.87		.87		1.34
Class 529-T:
8/31/2022	13.85	.25	(1.10)	(.85)	(.25)	—	(.25)	12.75	(6.16)[5]	—	[6]	.39	[5]	.39	[5]	1.91	[5]
8/31/2021	14.21	.15	(.07)	.08	(.15)	(.29)	(.44)	13.85	.51 [5]	—	[6]	.37	[5]	.37	[5]	1.04	[5]
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13 [5]	—	[6]	.40	[5]	.40	[5]	1.65	[5]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79 [5]	—	[6]	.44	[5]	.44	[5]	2.10	[5]
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.98)[5]	—	[6]	.45	[5]	.45	[5]	1.77	[5]
Class 529-F-1:
8/31/2022	13.86	.25	(1.11)	(.86)	(.25)	—	(.25)	12.75	(6.26)[5]	—	[6]	.43	[5]	.43	[5]	1.86	[5]
8/31/2021	14.22	.14	(.06)	.08	(.15)	(.29)	(.44)	13.86	.54 [5]	—	[6]	.36	[5]	.36	[5]	.98	[5]
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14	121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	106		.44		.44		2.11
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.99)	95		.44		.44		1.77
Class 529-F-2:
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.17)	109		.32		.32		1.96
8/31/2021[7,8]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.64 [9]	120		.33	[10]	.33	[10]	1.09	[10]
Class 529-F-3:
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	—	[6]	.28		.28		2.01
8/31/2021[7,8]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.67 [9]	—	[6]	.36	[10]	.29	[10]	1.14	[10]
Class R-1:
8/31/2022	13.84	.13	(1.11)	(.98)	(.14)	—	(.14)	12.72	(7.10)	4		1.30		1.30		.96
8/31/2021	14.21	.01	(.06)	(.05)	(.03)	(.29)	(.32)	13.84	(.35)	5		1.31		1.31		.08
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04	6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80	5		1.39		1.39		1.14
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	7		1.39		1.39		.82

Refer to the end of the table for footnotes.

50	Intermediate Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-2:
8/31/2022	$13.84	$.13	$(1.11)	$(.98)	$(.14)	$—	$(.14)	$12.72	(7.10)%	$78	1.30%	1.30%	.97%
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.33)	96	1.29	1.29	.12
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103	1.32	1.32	.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96	1.36	1.36	1.19
8/31/2018	13.48	.11	(.37)	(.26)	(.09)	—	(.09)	13.13	(1.83)	97	1.37	1.37	.84
Class R-2E:
8/31/2022	13.84	.17	(1.11)	(.94)	(.17)	—	(.17)	12.73	(6.82)	7	1.03	1.03	1.27
8/31/2021	14.20	.05	(.06)	(.01)	(.06)	(.29)	(.35)	13.84	(.07)	8	1.02	1.02	.38
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8	1.06	1.06	1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6	1.09	1.09	1.47
8/31/2018	13.48	.15	(.38)	(.23)	(.13)	—	(.13)	13.12	(1.65)	4	1.10	1.10	1.11
Class R-3:
8/31/2022	13.86	.19	(1.11)	(.92)	(.19)	—	(.19)	12.75	(6.68)	123	.87	.87	1.39
8/31/2021	14.22	.08	(.07)	.01	(.08)	(.29)	(.37)	13.86	.09	148	.86	.86	.55
8/31/2020	13.62	.16	.73	.89	(.17)	(.12)	(.29)	14.22	6.62	154	.89	.89	1.16
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137	.92	.92	1.63
8/31/2018	13.49	.17	(.37)	(.20)	(.15)	—	(.15)	13.14	(1.47)	131	.92	.92	1.28
Class R-4:
8/31/2022	13.86	.23	(1.11)	(.88)	(.23)	—	(.23)	12.75	(6.40)	117	.57	.57	1.69
8/31/2021	14.22	.12	(.07)	.05	(.12)	(.29)	(.41)	13.86	.39	139	.56	.56	.85
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146	.58	.58	1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133	.62	.62	1.93
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.17)	124	.62	.62	1.59
Class R-5E:
8/31/2022	13.86	.26	(1.12)	(.86)	(.25)	—	(.25)	12.75	(6.22)	11	.38	.38	1.92
8/31/2021	14.22	.15	(.07)	.08	(.15)	(.29)	(.44)	13.86	.58	11	.36	.36	1.06
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8	.38	.38	1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4	.42	.42	2.14
8/31/2018	13.49	.26	(.39)	(.13)	(.22)	—	(.22)	13.14	(.93)	1	.40	.40	1.98
Class R-5:
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	29	.27	.27	1.99
8/31/2021	14.22	.16	(.06)	.10	(.17)	(.29)	(.46)	13.86	.68	34	.26	.26	1.14
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39	.28	.28	1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34	.32	.32	2.23
8/31/2018	13.49	.25	(.37)	(.12)	(.23)	—	(.23)	13.14	(.87)	33	.32	.32	1.88
Class R-6:
8/31/2022	13.85	.27	(1.10)	(.83)	(.27)	—	(.27)	12.75	(6.01)	11,086	.22	.22	2.02
8/31/2021	14.22	.17	(.08)	.09	(.17)	(.29)	(.46)	13.85	.67	15,032	.21	.21	1.21
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484	.23	.23	1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250	.27	.27	2.29
8/31/2018	13.49	.26	(.37)	(.11)	(.24)	—	(.24)	13.14	(.82)	7,642	.27	.27	1.96

	Year ended August 31,
Portfolio turnover rate for all share classes[11,12]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	73%	85%	98%	90%	73%
Including mortgage dollar roll transactions	263%	434%	452%	168%	173%

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	51

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

52	Intermediate Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Intermediate Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the “Fund”), including the investment portfolio, as of August 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
October 11, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

Intermediate Bond Fund of America	53

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2022, through August 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

54	Intermediate Bond Fund of America

Expense example (continued)

	Beginning account value 3/1/2022	Ending account value 8/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$955.37	$3.15	.64%
Class A – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class C – actual return	1,000.00	951.91	6.59	1.34
Class C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class T – actual return	1,000.00	956.94	1.58	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	955.37	3.15	.64
Class F-1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 – actual return	1,000.00	956.73	1.73	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	956.54	1.18	.24
Class F-3 – assumed 5% return	1,000.00	1,024.00	1.22	.24
Class 529-A – actual return	1,000.00	955.41	3.11	.63
Class 529-A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 529-C – actual return	1,000.00	951.65	6.84	1.39
Class 529-C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class 529-E – actual return	1,000.00	954.49	4.04	.82
Class 529-E – assumed 5% return	1,000.00	1,021.07	4.18	.82
Class 529-T – actual return	1,000.00	956.48	2.02	.41
Class 529-T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-1 – actual return	1,000.00	956.36	2.17	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class 529-F-2 – actual return	1,000.00	956.15	1.63	.33
Class 529-F-2 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class 529-F-3 – actual return	1,000.00	957.08	1.43	.29
Class 529-F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class R-1 – actual return	1,000.00	951.29	6.49	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class R-2 – actual return	1,000.00	951.33	6.44	1.31
Class R-2 – assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class R-2E – actual return	1,000.00	952.70	5.12	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Class R-3 – actual return	1,000.00	954.21	4.33	.88
Class R-3 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class R-4 – actual return	1,000.00	955.64	2.91	.59
Class R-4 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-5E – actual return	1,000.00	956.57	1.92	.39
Class R-5E – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-5 – actual return	1,000.00	957.05	1.43	.29
Class R-5 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class R-6 – actual return	1,000.00	957.31	1.18	.24
Class R-6 – assumed 5% return	1,000.00	1,024.00	1.22	.24

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	55

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2022:

Qualified dividend income	$69,000
Section 163(j) interest dividends	$630,162,000
Corporate dividends received deduction	$69,000
U.S. government income that may be exempt from state taxation	$365,652,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

56	Intermediate Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Intermediate Bond Fund of America	57

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

58	Intermediate Bond Fund of America

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2006	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market) J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
Merit E. Janow, 1958	2010	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President Margaret Spellings & Company (public policy and strategic consulting); former President The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 60 for footnotes.

Intermediate Bond Fund of America	59

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John R. Queen, 1965 President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President, Capital Group Private Client Services, Inc.[6]
Kristine M. Nishiyama, 1970 Principal Executive Officer	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Karen Choi, 1973 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Vincent J. Gonzales, 1984 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

60	Intermediate Bond Fund of America

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

IBFA

Registrant:

a) Audit Fees:
Audit	2021	146,000
	2022	18,000

b) Audit-Related Fees:
	2021	4,000
	2022	5,000

c) Tax Fees:
	2021	8,000
	2022	9,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,341,000
	2022	2,168,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,356,000 for fiscal year 2021 and $2,576,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama_______________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: October 31, 2022

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 31, 2022